                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

[TCW GALILEO FUNDS LOGO]

TCW GALILEO FUNDS

US FIXED INCOME FUNDS

CORE FIXED INCOME

HIGH YIELD BOND

MONEY MARKET

SHORT TERM BOND

TOTAL RETURN BOND


APRIL 30, 2005

U.S. FIXED INCOME

TCW GALILEO FUNDS, INC.

Table of Contents                                                 April 30, 2005

  Letter To Shareholders                                                      1

  Performance Summary                                                         2

  Schedules of Investments:

    TCW Galileo Money Market Fund                                             3

    TCW Galileo Core Fixed Income Fund                                        6

    TCW Galileo High Yield Bond Fund                                         18

    TCW Galileo Short Term Bond Fund                                         26

    TCW Galileo Total Return Bond Fund                                       29

  Statements of Assets and Liabilities                                       34

  Statements of Operations                                                   35

  Statements of Changes in Net Assets                                        36

  Notes to Financial Statements                                              38

  Financial Highlights                                                       45

  Shareholder Expenses                                                       53

  Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule   54

  Advisory and Sub-Advisory Agreements Disclosure                            55

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

U.S. FIXED INCOME
                                                        [TCW GALILEO FUNDS LOGO]
To Our Valued Shareholders

     We are pleased to submit the April 30, 2005 semi-annual reports for the TCW Galileo Funds. The following pages list each Fund's investment performance.

     In keeping with our commitment to make good corporate governance a priority, I am pleased to report that the board has recently decided to create two fund oversight committees: one for the U.S. equity funds and the other for the U.S. fixed income and international funds. The board believes that the creation of these two committees will enhance its ability to oversee the Funds and allow for greater communication between the board and the Funds' portfolio managers.

     The TCW Galileo Funds continue to provide our clients with targeted investment strategies featuring competitive expense ratios with no front-end loads or deferral sales charges. We are committed to providing you with superior investment management and distinctive personal service.

     On behalf of the board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Galileo Funds, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

     Sincerely,


     /s/ Alvin R. Albe

     Alvin R. Albe
     President and Chief Executive Officer

     May 19, 2005

U.S. FIXED INCOME

TCW GALILEO FUNDS, INC.

Performance Summary (Unaudited)                                   April 30, 2005

                                                                     TOTAL RETURN
                                                           ANNUALIZED AS OF APRIL 30, 2005
                                                 ---------------------------------------------------
                                         NAV      1-YEAR      5-YEAR      10-YEAR    SINCE INCEPTION         INCEPTION DATE
                                      --------   --------    --------    --------    ---------------         --------------
TCW Galileo Money Market
  Fund -- I Class                     $   1.00       1.53%       2.48%       3.86%              4.67%          07/14/88
TCW Galileo Core Fixed Income
  Fund -- I Class                     $  10.02       5.15%       7.33%       6.76%              6.85% (1)      01/01/90 (2)
TCW Galileo Core Fixed Income
  Fund -- N Class                     $  10.10       4.90%       7.15%        N/A               5.77%          03/01/99
TCW Galileo High Yield Bond
  Fund -- I Class                     $   6.87       3.32%       5.15%       6.20%              8.00% (1)      02/01/89 (2)
TCW Galileo High Yield Bond
  Fund -- N Class                     $   6.90       2.84%       4.78%        N/A               3.94%          03/01/99
TCW Galileo Short Term Bond
  Fund -- I Class                     $   9.46       1.52%       3.62%       5.09%              5.60% (1)      02/01/90 (2)
TCW Galileo Total Return Bond
  Fund -- I Class                     $   9.56       5.44%       8.30%       7.95%              6.98%          06/17/93
TCW Galileo Total Return Bond
  Fund -- N Class                     $   9.89       5.21%       8.04%        N/A               6.53%          03/01/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE, WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

(2)  INCEPTION DATE OF PREDECESSOR LIMITED PARTNERSHIP.

U.S. FIXED INCOME

TCW GALILEO MONEY MARKET FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  AGENCY SECURITIES (21.4% OF NET ASSETS)
$    10,000,000   Federal Home Loan Bank, 2.5%, due 11/02/05                          $    10,000,000
     20,000,000   Federal Home Loan Mortgage Corp., 2%, due 10/07/05                       20,000,202
     20,000,000   Federal Home Loan Mortgage Corp., 2.165%, due 11/07/05                   19,998,687
     10,000,000   Federal National Mortgage Association, 1.36%, due 05/03/05               10,000,000
     10,000,000   Federal National Mortgage Association, 1.75%, due 05/23/05               10,000,000
     20,000,000   Federal National Mortgage Association, 1.876%, due 10/03/05              19,993,967
     10,000,000   Federal National Mortgage Association, 2.286%, due 01/09/06               9,996,587
     10,000,000   Federal National Mortgage Association, 2.36%, due 06/09/05                9,999,324
     10,000,000   Federal National Mortgage Association, 2.84%, due 12/09/05                9,995,430
     11,875,000   Federal National Mortgage Association, 3.009%, due 10/07/05              11,882,619
                                                                                      ---------------
                  TOTAL AGENCY SECURITIES (COST: $131,866,816)                            131,866,816
                                                                                      ---------------
                  COMMERCIAL PAPER (50.3%)
      5,000,000   Abbey National North America, 2.83%, due 05/02/05                         5,000,000
     10,000,000   Abbey National North America, 2.85%, due 05/03/05                         9,999,208
     10,000,000   Abbey National North America, 2.92%, due 05/18/05                         9,987,022
      2,000,000   AIG Funding, Inc., 2.78%, due 05/03/05                                    1,999,844
     10,000,000   American Express Credit Corp., 2.85%, due 05/03/05                        9,999,208
     10,000,000   American Express Credit Corp., 2.9%, due 05/05/05                         9,997,583
     10,100,000   American General Finance Corp., 2.86%, due 05/05/05                      10,097,593
      6,900,000   American General Finance Corp., 2.99%, due 05/06/05                       6,897,708
      5,000,000   Barclays U.S. Funding Corp., 2.8%, due 05/02/05                           5,000,000
      9,700,000   Barclays U.S. Funding Corp., 2.95%, due 06/15/05                          9,665,026
      4,700,000   Barclays U.S. Funding Corp., 3%, due 05/25/05                             4,690,992
     15,000,000   BNP Paribas Finance, Inc., 2.94%, due 06/09/05                           14,953,450
      3,500,000   Coca-Cola Co. (The), 2.97%, due 05/10/05                                  3,497,690
     20,000,000   Dresdner U.S. Finance, Inc., 2.8%, due 05/04/05                          19,996,889
     10,000,000   Dupont EI de Nemours Co., 2.75%, due 05/03/05                             9,999,236
      9,900,000   First Data Corp., 2.78%, due 05/05/05                                     9,897,707
      4,749,000   First Data Corp., 2.8%, due 05/09/05                                      4,746,414
     15,000,000   Illinois Tool Works, Inc., 2.83%, due 05/02/05                           15,000,000
     12,400,000   International Business Machines Corp., 2.75%, due 05/04/05               12,398,106
      6,800,000   International Business Machines Corp., 2.88%, due 05/12/05                6,794,560
     20,000,000   LaSalle Bank Corp., 2.76%, due 05/02/05                                  20,000,000
      6,800,000   Paccar Financial Corp., 2.91%, due 05/05/05                               6,798,351
     10,000,000   Prudential Funding LLC, 2.85%, due 05/05/05                               9,997,625
     15,000,000   Prudential Funding LLC, 2.96%, due 05/06/05                              14,995,067
     20,100,000   Rabobank USA Finance Corp., 2.93%, due 05/02/05                          20,100,000
     10,000,000   Toyota Motor Credit Corp., 2.78%, due 05/04/05                            9,998,455
     10,000,000   Toyota Motor Credit Corp., 2.86%, due 05/05/05                            9,997,617
     19,756,000   UBS Americas, Inc., 2.93%, due 05/02/05                                  19,756,000
      9,439,000   UBS Finance Delaware LLC, 2.95%, due 05/03/05                             9,438,227
      7,750,000   USAA Capital Corp., 2.95%, due 05/13/05                                   7,743,014
                                                                                      ---------------
                  TOTAL COMMERCIAL PAPER (COST: $309,442,592)                             309,442,592
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  CORPORATE FIXED INCOME SECURITIES (28.2%)
$     6,000,000   American General Finance Corp., 3.21%, due 01/06/06                 $     6,004,373
     16,000,000   Associates Corp. of North America, 6%, due 07/15/05                      16,116,940
     12,200,000   Bank One Corp., 3.073%, due 02/27/06                                     12,223,423
     10,000,000   Citigroup, Inc., 3.175%, due 03/20/06                                    10,014,412
     15,000,000   FleetBoston Financial Corp., 7.25%, due 09/15/05                         15,268,633
     10,000,000   General Electric Capital Corp., 3.42%, due 02/06/06                      10,018,487
      7,500,000   General Electric Capital Corp., 6.8%, due 11/01/05                        7,650,110
      3,860,000   General Electric Capital Corp., 7.5%, due 05/15/05                        3,866,670
     12,000,000   Goldman Sachs Group, Inc., 3.05%, due 02/21/06                           12,021,558
      8,500,000   J.P. Morgan Chase & Co., 2.609%, due 05/20/05                             8,501,200
     12,400,000   Merrill Lynch & Co., Inc., 0%, due 12/14/05                              12,177,454
      1,920,000   Merrill Lynch & Co., Inc., 2.47%, due 03/10/06                            1,900,987
      5,000,000   Merrill Lynch & Co., Inc., 2.94%, due 01/30/06                            4,986,419
      5,000,000   Merrill Lynch & Co., Inc., 3.59%, due 01/13/06                            5,016,339
     20,000,000   Morgan Stanley, 3.37%, due 03/27/06                                      20,055,383
      2,400,000   Morgan Stanley, 6.3%, due 01/15/06                                        2,450,295
     20,000,000   Wells Fargo & Co., 3.03%, due 03/03/06                                   20,022,200
      5,000,000   Wells Fargo & Co., 5.9%, due 05/21/06                                     5,110,078
                                                                                      ---------------
                  TOTAL CORPORATE FIXED INCOME SECURITIES (COST: $173,404,961)            173,404,961
                                                                                      ---------------
                  TOTAL FIXED INCOME SECURITIES (COST: $614,714,369) (99.9%)              614,714,369
                                                                                      ---------------

                  SHORT-TERM INVESTMENTS (COST: $82,301) (0.0%)

         82,301   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                82,301
                                                                                      ---------------
                  TOTAL INVESTMENTS (COST: $614,796,670) (99.9%)                          614,796,670
                  EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1%)                              349,452
                                                                                      ---------------
                  NET ASSETS (100.0%)                                                 $   615,146,122
                                                                                      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry (Unaudited)

                                                     PERCENTAGE OF
INDUSTRY                                               NET ASSETS
------------------------------------------------------------------
U.S. Government Securities                                    21.4%
Automotive                                                     3.3
Banking & Financial Services                                  28.2
Beverages, Food & Tobacco                                      0.6
Chemicals                                                      1.6
Computer Software & Services                                   5.5
Financial Services                                            31.3
Household Products                                             2.4
Insurance                                                      5.6
Short-Term Investments                                         0.0 *
                                                             -----
  Total                                                       99.9%
                                                             =====

*  VALUE ROUNDS TO LESS THAN 0.1% OF NET ASSETS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. FIXED INCOME

TCW GALILEO CORE FIXED INCOME FUND

Schedule of Investments (Unaudited)

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  CORPORATE BONDS

                  ADVERTISING (0.1% OF NET ASSETS)
$        25,000   Advanstar Communications, Inc., 10.75%, due 08/15/10                $        27,500
          5,000   Bear Creek Corp., (144A), 8.337%, due 03/01/12                                5,000 *
         10,000   Bear Creek Corp., (144A), 9%, due 03/01/13                                    9,800 *
                                                                                      ---------------
                  TOTAL ADVERTISING                                                            42,300
                                                                                      ---------------
                  AEROSPACE/DEFENSE (0.5%)
         50,000   Goodrich Corp., 7.625%, due 12/15/12                                         58,369
         50,000   Lockheed Martin Corp., 8.5%, due 12/01/29                                    69,404
         50,000   Northrop Grumman Corp., 7.75%, due 02/15/31                                  64,824
         85,000   Sequa Corp., 8.875%, due 04/01/08                                            87,975
                                                                                      ---------------
                  TOTAL AEROSPACE/DEFENSE                                                     280,572
                                                                                      ---------------
                  AIRLINES (0.1%)
         25,000   CHC Helicopter Corp., (144A), 7.375%, due 05/01/14                            24,375 *
         10,000   Petroleum Helicopters, Inc., 9.375%, due 05/01/09                            10,450
                                                                                      ---------------
                  TOTAL AIRLINES                                                               34,825
                                                                                      ---------------
                  AUTOMOTIVE (0.9%)
         20,000   ArvinMeritor, Inc., 8.75%, due 03/01/12                                      18,600
         20,000   Cooper Standard Automotive, Inc., (144A), 8.375%, due 12/15/14               15,000*+
        125,000   Daimler-Chrysler N.A., 7.2%, due 09/01/09                                   132,830
        100,000   Ford Motor Credit Corp., 6.5%, due 01/25/07                                 100,640
        100,000   General Motors Acceptance Corp., 6.15%, due 04/05/07                         98,148
         65,000   General Motors Acceptance Corp., 6.875%, due 09/15/11                        56,958
         50,000   General Motors Corp., 7.125%, due 07/15/13                                   39,680 +
         30,000   Keystone Automotive Operations, Inc., 9.75%, due 11/01/13                    30,000
         30,000   Navistar International Corp., 7.5%, due 06/15/11                             28,650 +
                                                                                      ---------------
                  TOTAL AUTOMOTIVE                                                            520,506
                                                                                      ---------------
                  BANKING & FINANCIAL SERVICES (4.5%)
        150,000   Asian Development Bank (Supranational), 6.75%, due 06/11/07                 158,917
        150,000   Bank of America Corp., 5.875%, due 02/15/09                                 158,653
        125,000   Citigroup, Inc., 4.125%, due 02/22/10                                       123,222
        100,000   Countrywide Home Loans, Inc., 5.625%, due 05/15/07                          102,575
        125,000   Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10                  122,516
         65,000   Dollar Financial Group, Inc., 9.75%, due 11/15/11                            68,250
        100,000   First Union National Bank, 7.8%, due 08/18/10                               115,549
         35,000   Forest City Enterprises, Inc., 7.625%, due 06/01/15                          36,662
        125,000   General Electric Capital Corp., 5.875%, due 02/15/12                        133,527
         50,000   Goldman Sachs Group, Inc., 6.65%, due 05/15/09                               54,139
        100,000   Household Finance Corp., 5.75%, due 01/30/07                                102,724
        175,000   International Bank of Reconstruction & Development
                    (Supranational), 4.125%, due 06/24/09                                     175,974
        125,000   International Lease Finance Corp., 5.875%, due 05/01/13                     130,149
         50,000   John Deere Capital Corp., 5.1%, due 01/15/13                                 51,251
        125,000   JP Morgan Chase & Co., 3.8%, due 10/02/09                                   121,647
         75,000   Korea Development Bank, 5.75%, due 09/10/13                                  79,018

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2005

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  BANKING & FINANCIAL SERVICES (CONTINUED)
$       125,000   Lehman Brothers Holdings, Inc., 3.95%, due 11/10/09                 $       122,087
        100,000   Morgan Stanley, 6.75%, due 04/15/11                                         109,624
         50,000   National Rural Utilities Cooperative Finance Corp., 8%,
                    due 03/01/32                                                               67,079
         75,000   PNC Funding Corp., 5.25%, due 11/15/15                                       76,166
         40,000   Poster Financial Group, Inc., 8.75%, due 12/01/11                            40,600
         35,000   Qwest Capital Funding, Inc., 7.25%, due 02/15/11                             31,150 +
        125,000   Textron Financial Corp., 5.875%, due 06/01/07                               129,074
        125,000   US Bank National Association, 6.3%, due 02/04/14                            138,187
        125,000   Washington Mutual, Inc., 4.2%, due 01/15/10                                 122,094
        125,000   Wells Fargo & Co., 6.45%, due 02/01/11                                      136,624
         25,000   Western Financial Bank, 9.625%, due 05/15/12                                 27,125
                                                                                      ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                        2,734,583
                                                                                      ---------------
                  BEVERAGES, FOOD & TOBACCO (0.6%)
         40,000   Dole Foods Co., Inc., 8.875%, due 03/15/11                                   42,200
         32,000   General Mills, Inc., 6%, due 02/15/12                                        34,279
         50,000   Kellogg Co., 7.45%, due 04/01/31                                             63,550
         75,000   Kraft Foods, Inc., 5.25%, due 10/01/13                                       76,697
         25,000   Standard Commercial Corp., 8%, due 04/15/12                                  28,625
         50,000   United Agricultural Products, 8.25%, due 12/15/11                            48,750
         50,000   Viskase Cos., Inc., 11.5%, due 06/15/11                                      51,875
                                                                                      ---------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                             345,976
                                                                                      ---------------
                  CHEMICALS (0.5%)
        100,000   Dow Chemical Co. (The), 6%, due 10/01/12                                    107,676
         40,000   ISP Chemco, 10.25%, due 07/01/11                                             43,300
         25,000   Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                     28,500
         70,000   Nalco Co., 7.75%, due 11/15/11                                               71,750
         15,000   PQ Corp., (144A), 7.5%, due 02/15/13                                         14,325 *
         10,000   Radnor Holdings Corp., 11%, due 03/15/10                                      6,700 +
         20,000   Resolution Performance Products, LLC, 9.5%, due 04/15/10                     20,350
         10,000   Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14                  9,750 *
                                                                                      ---------------
                  TOTAL CHEMICALS                                                             302,351
                                                                                      ---------------
                  COMMERCIAL SERVICES (0.6%)
         50,000   Allied Waste North America, 6.375%, due 04/15/11                             45,500
         50,000   Cendant Corp., 7.375%, due 01/15/13                                          55,888
         26,000   Coinmach Corp., 9%, due 02/01/10                                             26,650
         65,000   H&E Equipment Services, LLC, 11.125%, due 06/15/12                           70,850
         35,000   NationsRent, Inc., 9.5%, due 10/15/10                                        37,800
         50,000   NDCHealth Corp., 10.5%, due 12/01/12                                         52,500
         50,000   United Rentals North America, Inc., 7.75%, due 11/15/13                      46,250 +
         25,000   Xerox Corp., 7.125%, due 06/15/10                                            26,375
         25,000   Xerox Corp., 9.75%, due 01/15/09                                             28,250
                                                                                      ---------------
                  TOTAL COMMERCIAL SERVICES                                                   390,063
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  COMMUNICATIONS (0.2%)
$        55,000   Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12      $        55,962 *
         43,000   PanAmSat Corp., 9%, due 08/15/14                                             44,935
         35,000   PanAmSat Corp., (144A), 0% to 11/01/09, 10.375% thereafter,
                    due 11/01/14                                                               22,312 *
          5,000   Telex Communications, Inc., 11.5%, due 10/15/08                               5,450
         25,000   Zues Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25%
                    thereafter, due 02/01/15                                                   15,250 *
                                                                                      ---------------
                  TOTAL COMMUNICATIONS                                                        143,909
                                                                                      ---------------
                  COMPUTER SERVICES (0.1%)
         50,000   IBM Corp., 6.5%, due 01/15/28                                                57,292
         30,000   UGS Corp., (144A), 10%, due 06/01/12                                         32,250 *
                                                                                      ---------------
                  TOTAL COMPUTER SERVICES                                                      89,542
                                                                                      ---------------
                  CONSTRUCTION (0.0%)
         30,000   Technical Olympic USA, Inc., 9%, due 07/01/10                                30,825
                                                                                      ---------------
                  CONTAINERS & PACKAGING (0.3%)
         30,000   BWAY Corp., 10%, due 10/15/10                                                30,300
         25,000   Owens-Brockway Glass Co., 8.75%, due 11/15/12                                27,312
         60,000   Pliant Corp., 11.125%, due 09/01/09                                          54,600 +
         40,000   Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10                             32,800 +
         40,000   U.S. Can Corp., 10.875%, due 07/15/10                                        39,600
                                                                                      ---------------
                  TOTAL CONTAINERS & PACKAGING                                                184,612
                                                                                      ---------------
                  ELECTRIC UTILITIES (1.0%)
         15,000   AES Corp., 7.75%, due 03/01/14                                               15,300
         75,000   American Electric Power Co., Inc., Series D, 5.25%,
                    due 06/01/15                                                               75,830
         85,000   Edison Mission Energy Corp., 9.875%, due 04/15/11                            95,412
        125,000   FPL Group Capital, Inc., 6.125%, due 05/15/07                               129,804
         50,000   Hydro-Quebec (Canada), 6.3%, due 05/11/11                                    54,704
          5,000   PSEG Energy Holdings, Inc., 8.5%, due 06/15/11                                5,350
         65,000   PSEG Energy Holdings, Inc., 10%, due 10/01/09                                72,475
         15,000   Reliant Energy, Inc., 6.75%, due 12/15/14                                    13,237
         80,000   Reliant Resources, Inc., 9.25%, due 07/15/10                                 81,600
         70,000   Teco Energy, Inc., 7%, due 05/01/12                                          73,675
         20,000   Texas Genco, LLC/Texas Genco Financing Corp., (144A), 6.875%,
                    due 12/15/14                                                               19,700 *
                                                                                      ---------------
                  TOTAL ELECTRIC UTILITIES                                                    637,087
                                                                                      ---------------
                  ELECTRONICS (0.1%)
         15,000   Amkor Technology, Inc., 7.75%, due 05/15/13                                  11,775 +
         20,000   Freescale Semiconductor, Inc., 7.125%, due 07/15/14                          20,950
         30,000   Sanmina-SCI Corp., (144A), 6.75%, due 03/01/13                               27,150 *
                                                                                      ---------------
                  TOTAL ELECTRONICS                                                            59,875
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  ENERGY & OIL SERVICES (0.4%)
$        20,000   Chesapeake Energy Corp., 7%, due 08/15/14                           $        20,500
          5,000   Chesapeake Energy Corp., (144A), 6.375%, due 06/15/15                         4,912 *
         50,000   El Paso Corp., 7.875%, due 06/15/12                                          48,375 +
         30,000   Forest Oil Corp., 8%, due 12/15/11                                           32,625
         20,000   Hanover Compressor Co., 8.625%, due 12/15/10                                 20,300
         50,000   Hanover Compressor Co., 9%, due 06/01/14                                     52,250
         58,000   NRG Energy, Inc., (144A), 8%, due 12/15/13                                   58,725 *
                                                                                      ---------------
                  TOTAL ENERGY & OIL SERVICES                                                 237,687
                                                                                      ---------------
                  ENTERTAINMENT & LEISURE (0.8%)
         20,000   Aztar Corp., 7.875%, due 06/15/14                                            20,950
         25,000   Cinemark USA, Inc., 9%, due 02/01/13                                         26,562
         50,000   Gaylord Entertainment Co., 8%, due 11/15/13                                  50,250
         60,000   Majestic Star Casino, LLC/Majestic Star Casino Capital, 9.5%,
                    due 10/15/10                                                               63,000
         15,000   Mandalay Resort Group, 7.625%, due 07/15/13                                  15,675
         55,000   Mandalay Resort Group, 9.375%, due 02/15/10                                  60,500
         25,000   Mikohn Gaming Corp., Series B, 11.875%, due 08/15/08                         26,812
         15,000   Premier Entertainment Biloxi, LLC, 10.75%, due 02/01/12                      15,187
         50,000   Time Warner, Inc., 7.7%, due 05/01/32                                        61,693
         50,000   Walt Disney Co. (The), 6.375%, due 03/01/12                                  54,510
         20,000   Warner Music Group, 7.375%, due 04/15/14                                     19,925
         40,000   WMG Holdings Corp., (144A), 0% to 12/15/09, 9.5% thereafter,
                    due 12/15/14                                                               27,350 *
         30,000   Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., (144A),
                    6.625%, due 12/01/14                                                       27,825 *
                                                                                      ---------------
                  TOTAL ENTERTAINMENT & LEISURE                                               470,239
                                                                                      ---------------
                  FOODS, HOTELS & RESTAURANTS (0.3%)
         15,000   AmeriQual Group, LLC/AmeriQual Finance Corp., (144A), 9%,
                    due 04/01/12                                                               14,887 *
         50,000   Kroger Co., 5.5%, due 02/01/13                                               51,045
         55,000   Mortons Restaurant Group, Inc., 7.5%, due 07/01/10                           53,350 +
         50,000   Yum! Brands, Inc., 7.7%, due 07/01/12                                        58,767
                                                                                      ---------------
                  TOTAL FOODS, HOTELS & RESTAURANTS                                           178,049
                                                                                      ---------------
                  HEALTHCARE (0.4%)
         35,000   Concentra Operating Corp., 9.125%, due 06/01/12                              36,137
         15,000   Concentra Operating Corp., 9.5%, due 08/15/10                                15,488
         10,000   DaVita, Inc., (144A), 6.625%, due 03/15/13                                    9,925 *
         10,000   DaVita, Inc., (144A), 7.25%, due 03/15/15                                     9,800 *
         50,000   HCA, Inc., 6.375%, due 01/15/15                                              49,949
         24,000   Psychiatric Solutions, Inc., 10.625%, due 06/15/13                           26,490
         50,000   Tenet Healthcare Corp., 9.875%, due 07/01/14                                 52,000
         15,000   US Oncology, Inc., 9%, due 08/15/12                                          15,750
         55,000   US Oncology, Inc., 10.75%, due 08/15/14                                      59,125
                                                                                      ---------------
                  TOTAL HEALTHCARE                                                            274,664
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.3%)
$        45,000   Interactive Health, LLC, (144A), 7.25%, due 04/01/11                $        40,950 *
         75,000   Pulte Homes, Inc., 5.2%, due 02/15/15                                        72,606 +
         40,000   William Lyon Homes, Inc., 10.75%, due 04/01/13                               42,400
                                                                                      ---------------
                  TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                           155,956
                                                                                      ---------------
                  HOUSEHOLD PRODUCTS (0.1%)
         50,000   Procter & Gamble Co., 6.875%, due 09/15/09                                   55,233
                                                                                      ---------------
                  INSURANCE (0.4%)
         75,000   Allstate Corp., 5%, due 08/15/14                                             75,674
         15,000   Coventry Health Care, Inc., 5.875%, due 01/15/12                             14,925
         50,000   MetLife, Inc., 6.125%, due 12/01/11                                          53,820
         75,000   UnitedHealth Group, Inc., 5%, due 08/15/14                                   75,785
                                                                                      ---------------
                  TOTAL INSURANCE                                                             220,204
                                                                                      ---------------
                  MACHINERY (0.1%)
         30,000   Case New Holland, Inc., (144A), 9.25%, due 08/01/11                          30,788 *
         15,000   Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14                       14,625 *
                                                                                      ---------------
                  TOTAL MACHINERY                                                              45,413
                                                                                      ---------------
                  MEDIA--BROADCASTING & PUBLISHING (1.3%)
         20,000   American Media Operation, Inc., 8.875%, due 01/15/11                         20,500 +
         25,000   Charter Communications Capital Corp., (144A), 8%, due 04/30/12               24,063 *
         25,000   Charter Communications Holdings, LLC, 10%, due 05/15/11                      17,625
         50,000   Comcast Cable Communications Corp., 6.75%, due 01/30/11                      54,822
        100,000   Cox Communications, Inc., 7.125%, due 10/01/12                              110,685
        100,000   CSC Holdings, Inc., 8.125%, due 08/15/09                                    103,250
         10,000   Dex Media West, LLC, 8.5%, due 08/15/10                                      10,750
         50,000   Insight Communications Company, Inc., 0% to 02/15/06, 12.25%
                    thereafter, due 02/15/11                                                   49,375
         70,000   LBI Media, Inc., 10.125%, due 07/15/12                                       76,650
         45,000   Mastec, Inc., 7.75%, due 02/01/08                                            43,875 +
         20,000   Mediacom Broadband, LLC, 11%, due 07/15/13                                   21,000
         70,000   Mediacom, LLC, 9.5%, due 01/15/13                                            67,200 +
         50,000   News America, Inc., 6.55%, due 03/15/33                                      53,280
         25,000   Primedia, Inc., 8%, due 05/15/13                                             25,000
         45,000   Primedia, Inc., 8.875%, due 05/15/11                                         46,688
         35,000   Readers Digest Association, Inc., 6.5%, due 03/01/11                         34,738
         35,000   Rogers Cable, Inc., 6.75%, due 03/15/15                                      33,600
         35,000   Vertis, Inc., 10.875%, due 06/15/09                                          31,150 +
                                                                                      ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                      824,251
                                                                                      ---------------
                  METALS (0.6%)
         30,000   AK Steel Corp., 7.75%, due 06/15/12                                          26,700
         75,000   Alcan, Inc., 5.2%, due 01/15/14                                              76,532
        125,000   Alcoa, Inc., 4.25%, due 08/15/07                                            125,229
         35,000   Edgen Acquisition Corp., (144A), 9.875%, due 02/01/11                        35,000 *
         45,000   Euramax International, Inc., 8.5%, due 08/15/11                              49,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  METALS (CONTINUED)
$        35,000   General Cable Corp., 9.5%, due 11/15/10                             $        37,188
         25,000   Wolverine Tube, Inc., 10.5%, due 04/01/09                                    25,500 +
                                                                                      ---------------
                  TOTAL METALS                                                                375,649
                                                                                      ---------------
                  OIL & GAS (0.7%)
        100,000   ConocoPhillips Co., 5.9%, due 10/15/32                                      108,640
         25,000   El Paso Production Holding Co., 7.75%, due 06/01/13                          24,938
         45,000   Exco Resources, Inc., 7.25%, due 01/15/11                                    44,438
         75,000   Kinder Morgan, Inc., 6.5%, due 09/01/12                                      81,787
         50,000   Occidental Petroleum Corp., 8.45%, due 02/15/29                              69,188
         50,000   Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10            57,750
         17,000   WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11                       18,360
          5,000   Williams Companies, Inc., 7.625%, due 07/15/19                                5,325
         25,000   Williams Companies, Inc., 7.875%, due 09/01/21                               26,813
                                                                                      ---------------
                  TOTAL OIL & GAS                                                             437,239
                                                                                      ---------------
                  PAPER & FOREST PRODUCTS (0.4%)
         50,000   Abitibi-Consolidated, Inc., 7.75%, due 06/15/11                              45,750
         30,000   Buckeye Technologies, Inc., 8.5%, due 10/01/13                               30,675
         20,000   Caraustar Industries, Inc., 7.375%, due 06/01/09                             19,000
         45,000   Georgia-Pacific Corp., 8.125%, due 05/15/11                                  49,106
         30,000   Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14                      28,650
         50,000   Smurfit-Stone Container Corp., 8.25%, due 10/01/12                           50,000
         20,000   Tembec Industries, Inc., 8.625%, due 06/30/09                                16,100
                                                                                      ---------------
                  TOTAL PAPER & FOREST PRODUCTS                                               239,281
                                                                                      ---------------
                  PHARMACEUTICALS (0.1%)
         75,000   Wyeth, 5.5%, due 02/01/14                                                    77,798
                                                                                      ---------------
                  REAL ESTATE (0.2%)
         35,000   American Real Estate Partners, LP/American Real Estate Finance
                    Corp., 8.125%, due 06/01/12                                                35,350
         10,000   American Real Estate Partners, LP/American Real Estate Finance
                    Corp., (144A), 7.125%, due 02/15/13                                         9,800 *
         50,000   EOP Operating, LP, 5.875%, due 01/15/13                                      52,090
         55,000   Host Marriott, LP, (REIT) (144A), 6.375%, due 03/15/15                       52,181 *
                                                                                      ---------------
                  TOTAL REAL ESTATE                                                           149,421
                                                                                      ---------------
                  RESTAURANTS (0.1%)
         45,000   Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10                        46,350 *
                                                                                      ---------------
                  RETAIL (0.5%)
         50,000   Federated Department Stores, Inc., 6.625%, due 09/01/08                      53,281
         40,000   Jean Coutu Group, Inc., 8.5%, due 08/01/14                                   37,700 +
        100,000   Limited Brands, Inc., 6.125%, due 12/01/12                                  102,843
         25,000   Payless Shoesource, Inc., 8.25%, due 08/01/13                                26,000 +
         45,000   Petro Stopping Centers, LP/Petro Financial Corp., 9%,
                    due 02/15/12                                                               45,225

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  RETAIL (CONTINUED)
$        20,000   Rite Aid Corp., 9.5%, due 02/15/11                                  $        20,350
         30,000   Saks, Inc., 7%, due 12/01/13                                                 27,675
                                                                                      ---------------
                  TOTAL RETAIL                                                                313,074
                                                                                      ---------------
                  TELECOMMUNICATIONS (0.5%)
         15,000   American Cellular Corp., Series B, 10%, due 08/01/11                         14,100
         50,000   France Telecom S.A. (France), 8.75%, due 03/01/11                            58,573
         65,000   Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13                        65,000 *
         35,000   MCI, Inc., 7.735%, due 05/01/14                                              37,931
         50,000   Nextel Communications, Inc., 7.375%, due 08/01/15                            53,250
         25,000   Rogers Wireless Communications, Inc., 8%, due 12/15/12                       25,688 +
         25,000   Rogers Wireless Communications, Inc., 9.625%, due 05/01/11                   28,313
         20,000   Rural Cellular Corp., 8.25%, due 03/15/12                                    20,200
                                                                                      ---------------
                  TOTAL TELECOMMUNICATIONS                                                    303,055
                                                                                      ---------------
                  TELEPHONE COMMUNICATIONS, EXC. RADIO (0.9%)
         50,000   BellSouth Corp., 6%, due 10/15/11                                            53,614
         75,000   Deutsche Telekom International Finance AG (Germany), 8.5%,
                    due 06/15/10                                                               87,047
         15,000   Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13            14,925 *
         20,000   Qwest Communications International, (144A), 7.5%, due 02/15/14               18,900 *
         25,000   Qwest Corp., 7.5%, due 06/15/23                                              22,375
         75,000   Qwest Corp., (144A), 8.875%, due 03/15/12                                    79,500 *
        100,000   Sprint Capital Corp., 8.75%, due 03/15/32                                   134,966
         40,000   Trump Holdings & Funding Corp., 12.625%, due 03/15/10                        43,400 #
         75,000   Verizon Global Funding Corp., 7.75%, due 12/01/30                            93,208
                                                                                      ---------------
                  TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                                  547,935
                                                                                      ---------------
                  TRANSPORTATION (0.2%)
         50,000   Canadian National Railway Co. (Canada), 6.375%, due 10/15/11                 54,946
         50,000   Union Pacific Corp., 6.625%, due 02/01/29                                    56,120
                                                                                      ---------------
                  TOTAL TRANSPORTATION                                                        111,066
                                                                                      ---------------
                  UTILITIES (0.4%)
         60,000   Calpine Corp., (144A), 8.5%, due 07/15/10                                    41,400*+
         20,000   Calpine Corp., (144A), 9.875%, due 12/01/11                                  13,600 *
        125,000   Carolina Power & Light Corp., 5.95%, due 03/01/09                           131,527
         50,000   Duke Capital, LLC, 6.25%, due 02/15/13                                       53,625
                                                                                      ---------------
                  TOTAL UTILITIES                                                             240,152
                                                                                      ---------------
                  TOTAL CORPORATE BONDS (COST: $11,078,264) (18.2%)                        11,099,742
                                                                                      ---------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS (17.1%)
         15,871   Citicorp Mortgage Securities (98-5-A1), 6.75%, due 03/25/25                  16,230
        873,595   Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34                   885,796
        751,957   Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA),
                    5.75%, due 04/22/33                                                       767,545
        222,595   Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                    due 10/15/27 (PAC)                                                        223,330

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     1,214,672   Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%,
                    due 04/15/32                                                      $     1,299,746
      1,000,000   Federal Home Loan Mortgage Corp. (2649-GP), 4.5%,
                    due 10/15/30                                                              950,144
      1,000,000   Federal Home Loan Mortgage Corp. (2682-XK), 3%,
                    due 01/15/21 (PAC)                                                        979,326
      2,000,000   Federal Home Loan Mortgage Corp. (2695-DB), 4%,
                    due 09/15/15 (PAC)                                                      1,997,120
        796,906   Federal Home Loan Mortgage Corp. (2747-HA), 4%,
                    due 10/15/13                                                              790,265
        838,469   Federal Home Loan Mortgage Corp. (2897-SD), 6.05%,
                    due 10/15/31 (TAC)                                                        735,583
      1,042,223   Federal National Mortgage Association (01-14-SH), 17.01%,
                    due 03/25/30 (I/F)                                                      1,115,275
        722,643   Federal National Mortgage Association (03-62-MA), 3.5%,
                    due 07/25/33                                                              686,144
                                                                                      ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $10,414,096)            10,446,504
                                                                                      ---------------
                  FOREIGN GOVERNMENT BONDS & NOTES (4.7%)
EUR     490,000   Federal Republic of Germany, 5.25%, due 01/04/08                            678,200
CAD      45,000   Government of Canada, 5.5%, due 06/01/10                                     38,828
EUR       6,000   Government of France, 5.25%, due 04/25/08                                     8,358
EUR      60,000   Government of Portugal, 5.375%, due 06/23/08                                 84,268
EUR     285,000   Government of Spain, 5.15%, due 07/30/09                                    404,097
EUR     125,000   Hellenic Republic (Greece), 6%, due 02/19/06                                166,094
EUR      15,000   Hypothekenbank in Essen AG (Germany), 4.25%,
                    due 07/06/09                                                               20,473 *
EUR      69,000   Hypothekenbank in Essen AG (Germany), (144A), 4.25%,
                    due 07/06/09                                                               93,955 *
EUR     105,000   Kingdom of Belgium, 6.25%, due 03/28/07                                     145,472
NOK   1,690,000   Kingdom of Norway, 5.5%, due 05/15/09                                       292,426
SEK     190,000   Kingdom of Sweden, 5%, due 01/28/09                                          28,886
$        50,000   Province of Manitoba (Canada), 5.5%, due 10/01/08                            52,378
$        75,000   Province of Quebec (Canada), 7.5%, due 09/15/29                             100,469
EUR     165,000   Republic of Ireland, 4%, due 04/18/10                                       224,436
$        75,000   Republic of Italy, 3.25%, due 05/15/09                                       72,686 +
EUR     330,000   Republic of Italy, 5%, due 05/01/08                                         456,559
                                                                                      ---------------
                  TOTAL FOREIGN GOVERNMENT BONDS & NOTES (COST: $2,034,509)                 2,867,585
                                                                                      ---------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (21.4%)
$     1,300,000   Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08                    1,280,200
        534,278   Federal Home Loan Mortgage Corp., Pool #B15026, 5%,
                    due 06/01/19                                                              538,842
        274,088   Federal Home Loan Mortgage Corp., Pool #B15591, 5%,
                    due 07/01/19                                                              276,172
        580,335   Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%,
                    due 02/01/22                                                              592,546

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                  VALUE
-----------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$     1,250,000   Federal National Mortgage Association, 4.25%, due 05/15/09          $     1,255,591
        541,848   Federal National Mortgage Association, Pool #254634, 5.5%,
                    due 02/01/23                                                              551,895
      1,091,388   Federal National Mortgage Association, Pool #555114, 5.5%,
                    due 12/01/17                                                            1,118,332
      1,710,450   Federal National Mortgage Association, Pool #555811, 4%,
                    due 10/01/18                                                            1,665,550
        580,954   Federal National Mortgage Association, Pool #596686, 6.5%,
                    due 11/01/31                                                              604,494
      1,780,677   Federal National Mortgage Association, Pool #725275, 4%,
                    due 03/01/19                                                            1,733,934
        879,804   Federal National Mortgage Association, Pool #727575, 5%,
                    due 06/01/33                                                              871,833
        804,616   Federal National Mortgage Association, Pool #748751, 5.5%,
                    due 10/01/33                                                              812,746
      1,759,854   Government National Mortgage Association, Pool #608259, 4.5%,
                    due 08/15/33                                                            1,720,440
                                                                                      ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $12,911,335)             13,022,575
                                                                                      ---------------
                  U.S. TREASURY BONDS (8.9%)
      1,050,000   U.S. Treasury Bond, 6.125%, due 11/15/27                                  1,270,828
        150,000   U.S. Treasury Bond, 6.125%, due 08/15/29                                    183,070
        710,000   U.S. Treasury Bond, 7.125%, due 02/15/23                                    926,772
        550,000   U.S. Treasury Bond, 8.5%, due 02/15/20                                      785,984
        850,000   U.S. Treasury Bond, 11.25%, due 02/15/15                                  1,326,398
        750,000   U.S. Treasury Bond, 12%, due 08/15/13                                       939,844
                                                                                      ---------------
                  TOTAL U.S. TREASURY BONDS (COST: $5,343,644)                              5,432,896
                                                                                      ---------------
                  U.S. TREASURY NOTES (15.8%)
      1,050,000   U.S. Treasury Note, 1.875%, due 11/30/05                                  1,042,125
      1,100,000   U.S. Treasury Note, 2.25%, due 04/30/06                                   1,087,797
      1,300,000   U.S. Treasury Note, 3.5%, due 11/15/06                                    1,298,984
      2,100,000   U.S. Treasury Note, 3.625%, due 07/15/09                                  2,082,609
      2,020,000   U.S. Treasury Note, 4.25%, due 11/15/13                                   2,034,519
      2,050,000   U.S. Treasury Note, 4.375%, due 05/15/07                                  2,079,148
                                                                                      ---------------
                  TOTAL U.S. TREASURY NOTES (COST: $9,667,383)                              9,625,182
                                                                                      ---------------
                  TOTAL FIXED INCOME SECURITIES (COST: $51,449,231) (86.1%)                52,494,484
                                                                                      ---------------

   NUMBER OF
   SHARES OR
    WARRANTS      EQUITY SECURITIES
-----------------------------------------------------------------------------------------------------
            300   Travel Centers of America, Inc., Warrants, expire 05/01/09
                    (Entertainment & Leisure)                                                   1,125**
             50   Viskase Cos., Inc., (144A), Warrants, expire 06/15/11
                    (Beverages, Food & Tobacco)                                                    --*
             67   WRC Media Corp., (144A), Common Stock
                    (Media--Broadcasting & Publishing)                                             --* **
                                                                                      ---------------
                  TOTAL EQUITY SECURITIES (COST: $0) (0.0%)                                     1,125
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS                                                   VALUE
-----------------------------------------------------------------------------------------------------
$        21,274   American Beacon Funds, 2.837%, due 05/02/05                         $        21,274***
            591   Bank of America, 2.77%, due 06/01/05                                            591***
         15,956   Bank of America, 2.8%, due 06/09/05                                          15,956***
         39,231   Bank of America, 2.82%, due 05/16/05                                         39,231***
         15,956   Bank of Montreal, 2.938%, due 05/04/05                                       15,956***
         12,035   Bank of Nova Scotia, 2.88%, due 05/11/05                                     12,035***
         22,551   Bank of Nova Scotia, 2.88%, due 05/16/05                                     22,551***
         42,549   Bank of Nova Scotia, 3.01%, due 05/31/05                                     42,549***
         26,593   Barclays Bank PLC, 2.95%, due 06/14/05                                       26,593***
         10,637   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                           10,637***
        112,526   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                   112,526***
         12,762   BNP Paribas, 2.93%, due 06/07/05                                             12,762***
         10,637   Branch Banker & Trust, 2.935%, due 06/06/05                                  10,637***
         37,230   Calyon, 2.925%, due 06/03/05                                                 37,230***
         21,274   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                      21,274***
         13,476   Citigroup, Inc., 3.03%, due 07/06/05                                         13,476***
         10,647   Citigroup, Inc., 3.1%, due 07/25/05                                          10,647***
          5,319   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                         5,319***
          5,319   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                        5,319***
         73,078   Den Danske Bank, 2.8%, due 05/06/05                                          73,078***
          6,267   Den Danske Bank, 2.93%, due 05/02/05                                          6,267***
         10,670   Dexia Group, 2.8%, due 05/05/05                                              10,670***
         21,274   Dexia Group, 3.01%, due 06/22/05                                             21,274***
         15,492   Fairway Finance Corp., 3.011%, due 05/05/05                                  15,492***
      3,986,266   Foreign Currency Call Accounts                                            4,116,052
         10,531   Fortis Bank, 2.97%, due 06/13/05                                             10,531***
         26,593   Fortis Bank, 3%, due 05/24/05                                                26,593***
         34,900   Fortis Bank, 3.01%, due 06/24/05                                             34,900***
      4,114,669   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05             4,114,669
         32,219   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                  32,219***
          8,404   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                8,404***
         10,485   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                      10,485***
         10,637   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                     10,637***
         26,168   Royal Bank of Scotland, 2.87%, due 05/10/05                                  26,168***
         20,556   Royal Bank of Scotland, 2.94%, due 06/07/05                                  20,556***
         26,699   Royal Bank of Scotland, 2.95%, due 06/10/05                                  26,699***
         35,209   Sheffiled Receivables Corp., 2.947%, due 05/20/05                            35,209***
          4,574   Svenska Handlesbanken, 2.9%, due 05/17/05                                     4,574***
         50,279   Toronto Dominion Bank, 2.75%, due 05/09/05                                   50,279***
          9,507   UBS AG, 2.805%, due 05/03/05                                                  9,507***
         21,274   Wells Fargo & Co., 3%, due 05/27/05                                          21,274***
                                                                                      ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $8,992,314) (15.0%)                   9,122,100
                                                                                      ---------------
                  TOTAL INVESTMENTS (COST: $60,441,545) (101.1%)                           61,617,709
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)                              (664,079)
                                                                                      ---------------
                  NET ASSETS (100.0%)                                                 $    60,953,630
                                                                                      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE SCHEDULE OF INVESTMENTS:
CAD  - CANADIAN DOLLAR.
EUR  - EURO CURRENCY.
NOK  - NORWEGIAN KRONE.
SEK  - SWEDISH KRONA.
I/F  - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
       DIRECTION OF PREVAILING INTEREST RATES.
PAC  - PLANNED AMORTIZATION CLASS.
TAC  - TARGET AMORTIZATION CLASS.
REIT - REAL ESTATE INVESTMENT TRUST.
     * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED BUYERS. AT APRIL 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $985,335 OR 1.62% OF NET ASSETS. THESE SECURITIES ARE DETERMINED TO BE LIQUID BY THE FUND'S BOARD OF DIRECTORS.
    ** NON-INCOME PRODUCING.
   *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
     # COMPANY IS IN DEFAULT AND IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry (Unaudited)

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
--------------------------------------------------------------------------------
Advertising                                                                0.1%
Aerospace/Defense                                                          0.5
Airlines                                                                   0.1
Automotive                                                                 0.9
Banking & Financial Services                                               7.2
Beverages, Food & Tobacco                                                  0.6
Chemicals                                                                  0.5
Commercial Services                                                        0.6
Communications                                                             0.2
Computer Services                                                          0.1
Construction                                                               0.0 *
Containers & Packaging                                                     0.3
Electric Utilities                                                         1.0
Electronics                                                                0.1
Energy & Oil Services                                                      0.4
Entertainment & Leisure                                                    0.8
Foods, Hotels & Restaurants                                                0.3
Healthcare                                                                 0.4
Home Construction, Furnishings & Appliances                                0.3
Household Products                                                         0.1
Insurance                                                                  0.4
Machinery                                                                  0.1
Media--Broadcasting & Publishing                                           1.3
Metals                                                                     0.6
Oil & Gas                                                                  0.7
Paper & Forest Products                                                    0.4
Pharmaceuticals                                                            0.1
Real Estate                                                                0.2
Restaurants                                                                0.1
Retail                                                                     0.5
Telecommunications                                                         0.5
Telephone Communications, exc. Radio                                       0.9
Transportation                                                             0.2
Utilities                                                                  0.4
U.S. Government Securities                                                60.5
Foreign Government Securities                                              4.7
Short-Term Investments                                                    15.0
                                                                         -----
     Total                                                               101.1%
                                                                         =====

*    VALUE ROUNDS TO LESS THAN 0.1% OF NET ASSETS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. FIXED INCOME

TCW GALILEO HIGH YIELD BOND FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS (93.9%)

                  ADVERTISING (1.1% OF NET ASSETS)
$     1,600,000   Advanstar Communications, Inc., 10.75%, due 08/15/10                $     1,760,000
        375,000   Bear Creek Corp., (144A), 9%, due 03/01/13                                  367,500 *
                                                                                      ---------------
                  TOTAL ADVERTISING                                                         2,127,500
                                                                                      ---------------
                  AIRLINES (0.5%)
      1,000,000   CHC Helicopter Corp., (144A), 7.375%, due 05/01/14                          975,000 *
                                                                                      ---------------
                  AUTOMOTIVE (3.0%)
      2,275,000   Cooper Standard Automotive, Inc., (144A), 8.375%, due 12/15/14            1,706,250*+
        375,000   Dura Operating Corp., Series D, 9%, due 05/01/09                            263,437 +
      1,875,000   General Motors Acceptance Corp., 6.875%, due 09/15/11                     1,643,009
        475,000   Keystone Automotive Operations, Inc., 9.75%, due 11/01/13                   475,000
      1,925,000   Navistar International Corp. (144A), 6.25%, due 03/01/12                  1,751,750 *
                                                                                      ---------------
                  TOTAL AUTOMOTIVE                                                          5,839,446
                                                                                      ---------------
                  BANKING & FINANCIAL SERVICES (2.1%)
      2,250,000   Dollar Financial Group, Inc., 9.75%, due 11/15/11                         2,362,500
        325,000   Host Marriott Corp., 9.5%, due 01/15/07                                     344,500
      1,275,000   Poster Financial Group, Inc., 8.75%, due 12/01/11                         1,294,125
                                                                                      ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                        4,001,125
                                                                                      ---------------
                  BEVERAGES, FOOD & TOBACCO (2.6%)
        900,000   Dole Foods Co., Inc., 8.875%, due 03/15/11                                  949,500
        825,000   Standard Commercial Corp., 8%, due 04/15/12                                 944,625
      1,650,000   United Agricultural Products, 8.25%, due 12/15/11                         1,608,750
      1,500,000   Viskase Cos., Inc., 11.5%, due 06/15/11                                   1,556,250
                                                                                      ---------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                           5,059,125
                                                                                      ---------------
                  CHEMICALS (2.9%)
        350,000   Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09                       301,875
        925,000   Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                  1,054,500
      1,450,000   PQ Corp., (144A), 7.5%, due 02/15/13                                      1,384,750 *
        600,000   Radnor Holdings Corp., 11%, due 03/15/10                                    402,000 +
      1,225,000   Rhodia S.A. (France), 8.875%, due 06/01/11                                1,169,875 +
      1,275,000   Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14              1,243,125 *
                                                                                      ---------------
                  TOTAL CHEMICALS                                                           5,556,125
                                                                                      ---------------
                  COMMERCIAL SERVICES (5.8%)
      2,000,000   Allied Waste North America, 7.875%, due 04/15/13                          1,940,000
        681,000   Coinmach Corp., 9%, due 02/01/10                                            698,025
      2,150,000   H&E Equipment Services, LLC, 11.125%, due 06/15/12                        2,343,500
      1,050,000   Mid American Waste System Exchange, 12.25%, due 02/15/05                         -- #
      2,000,000   NationsRent, Inc., 9.5%, due 10/15/10                                     2,160,000
      1,475,000   NDCHealth Corp., 10.5%, due 12/01/12                                      1,548,750
      1,975,000   United Rentals North America, Inc., 7.75%, due 11/15/13                   1,826,875 +
         75,000   Xerox Corp., 7.625%, due 06/15/13                                            80,437
        575,000   Xerox Corp., 9.75%, due 01/15/09                                            649,750
                                                                                      ---------------
                  TOTAL COMMERCIAL SERVICES                                                11,247,337
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  COMMUNICATIONS (3.0%)
$     2,050,000   Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12      $     2,085,875 *
      1,050,000   DirecTV Holdings, LLC, 8.375%, due 03/15/13                               1,136,625
      1,437,000   PanAmSat Corp., 9%, due 08/15/14                                          1,501,665
        200,000   PanAmSat Holding Corp., (144A), 0% to 11/01/09, 10.375%
                    thereafter, due 11/01/14                                                  127,500 *
        450,000   Telex Communications, Inc., 11.5%, due 10/15/08                             490,500
        550,000   Zeus Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25%
                    thereafter, due 02/01/15                                                  335,500 *
                                                                                      ---------------
                  TOTAL COMMUNICATIONS                                                      5,677,665
                                                                                      ---------------
                  COMPUTER SERVICES (0.8%)
      1,425,000   UGS Corp., (144A), 10%, due 06/01/12                                      1,531,875 *
                                                                                      ---------------
                  CONSTRUCTION (1.7%)
      1,525,000   Standard Pacific Corp., 9.25%, due 04/15/12                               1,700,375
      1,425,000   Technical Olympic USA, Inc., 10.375%, due 07/01/12                        1,553,250
                                                                                      ---------------
                  TOTAL CONSTRUCTION                                                        3,253,625
                                                                                      ---------------
                  CONTAINERS & PACKAGING (3.1%)
      1,100,000   BWAY Corp., 10%, due 10/15/10                                             1,111,000
      1,000,000   Owens-Brockway Glass Co., 8.75%, due 11/15/12                             1,092,500
      2,025,000   Pliant Corp., 11.125%, due 09/01/09                                       1,842,750 +
      1,575,000   Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10                          1,291,500 +
        725,000   U.S. Can Corp., 10.875%, due 07/15/10                                       717,750
                                                                                      ---------------
                  TOTAL CONTAINERS & PACKAGING                                              6,055,500
                                                                                      ---------------
                  ELECTRIC UTILITIES (7.4%)
      2,700,000   AES Corp., 9.5%, due 06/01/09                                             2,922,751
      1,475,000   Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12             1,563,500*+
      2,450,000   Edison Mission Energy Corp., 9.875%, due 04/15/11                         2,750,125
        200,000   PSEG Energy Holdings, Inc., 8.5%, due 06/15/11                              214,000
        800,000   PSEG Energy Holdings, Inc., 10%, due 10/01/09                               892,000
      1,800,000   Reliant Energy, Inc., 6.75%, due 12/15/14                                 1,588,500
      1,375,000   Reliant Resources, Inc., 9.25%, due 07/15/10                              1,402,500
      1,225,000   Teco Energy, Inc., 7%, due 05/01/12                                       1,289,312
      1,675,000   Texas Genco, LLC/Texas Genco Financing Corp., (144A), 6.875%,
                    due 12/15/14                                                            1,649,875 *
                                                                                      ---------------
                  TOTAL ELECTRIC UTILITIES                                                 14,272,563
                                                                                      ---------------
                  ELECTRICAL EQUIPMENT (0.3%)
        600,000   UCAR Finance, Inc., 10.25%, due 02/15/12                                    636,000
                                                                                      ---------------
                  ELECTRONICS (1.8%)
         50,000   Amkor Technology, Inc., 7.75%, due 05/15/13                                  39,250 +
      1,600,000   Amkor Technology, Inc., 9.25%, due 02/15/08                               1,468,000 +
        625,000   Freescale Semiconductor, Inc., 7.125%, due 07/15/14                         654,687
      1,450,000   Sanmina-SCI Corp., (144A), 6.75%, due 03/01/13                            1,312,250 *
                                                                                      ---------------
                  TOTAL ELECTRONICS                                                         3,474,187
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  ENERGY & OIL SERVICES (5.3%)
$     2,200,000   Chesapeake Energy Corp., 7%, due 08/15/14                           $     2,255,000
      3,650,000   El Paso Corp., 7.875%, due 06/15/12                                       3,531,375 +
      1,880,000   Hanover Compressor Co., 9%, due 06/01/14                                  1,964,600
      2,433,000   NRG Energy, Inc., (144A), 8%, due 12/15/13                                2,463,412 *
                                                                                      ---------------
                  TOTAL ENERGY & OIL SERVICES                                              10,214,387
                                                                                      ---------------
                  ENTERTAINMENT & LEISURE (4.9%)
      1,500,000   Gaylord Entertainment Co., 8%, due 11/15/13                               1,507,500
        225,000   Hollywood Casino Corp., 13%, due 08/01/06                                   186,750 #
      2,200,000   Majestic Star Casino, LLC/Majestic Star Casino Capital, 9.5%,
                    due 10/15/10                                                            2,310,000
      2,435,000   Mandalay Resort Group, 9.375%, due 02/15/10                               2,678,500
        375,000   Premier Entertainment Biloxi, LLC, 10.75%, due 02/01/12                     379,687
        475,000   WMG Holdings Corp., (144A), 0% to 12/15/09, 9.5% thereafter,
                    due 12/15/14                                                              324,781 *
      2,175,000   Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., (144A), 6.625%,
                    due 12/01/14                                                            2,017,312 *
                                                                                      ---------------
                  TOTAL ENTERTAINMENT & LEISURE                                             9,404,530
                                                                                      ---------------
                  FINANCIAL SERVICES (0.6%)
      1,073,000   Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 9.625%,
                    due 06/15/14                                                            1,182,982
                                                                                      ---------------
                  FOODS, HOTELS & RESTAURANTS (0.6%)
        200,000   AmeriQual Group, LLC/AmeriQual Finance Corp., (144A), 9%,
                    due 04/01/12                                                              198,500 *
        975,000   Mortons Restaurant Group, Inc., 7.5%, due 07/01/10                          945,750 +
                                                                                      ---------------
                  TOTAL FOODS, HOTELS & RESTAURANTS                                         1,144,250
                                                                                      ---------------
                  HEALTHCARE (4.7%)
        200,000   Concentra Operating Corp., 9.125%, due 06/01/12                             206,500
      1,350,000   Concentra Operating Corp., 9.5%, due 08/15/10                             1,393,875
        450,000   DaVita, Inc., (144A), 6.625%, due 03/15/13                                  446,625 *
        450,000   DaVita, Inc., (144A), 7.25%, due 03/15/15                                   441,000 *
        950,000   HCA, Inc., 6.375%, due 01/15/15                                             949,036
        450,000   HCA, Inc., 8.75%, due 09/01/10                                              505,320
      1,133,000   Psychiatric Solutions, Inc., 10.625%, due 06/15/13                        1,250,549
        975,000   Tenet Healthcare Corp., 7.375%, due 02/01/13                                916,500
        725,000   Tenet Healthcare Corp., 9.875%, due 07/01/14                                754,000
        375,000   US Oncology, Inc., 9%, due 08/15/12                                         393,750
      1,725,000   US Oncology, Inc., 10.75%, due 08/15/14                                   1,854,375
                                                                                      ---------------
                  TOTAL HEALTHCARE                                                          9,111,530
                                                                                      ---------------
                  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (2.1%)
        525,000   D.R. Horton, Inc., 9.75%, due 09/15/10                                      612,937
      1,250,000   Interactive Health, LLC, (144A), 7.25%, due 04/01/11                      1,137,500 *
      2,225,000   William Lyon Homes, Inc., 10.75%, due 04/01/13                            2,358,500
                                                                                      ---------------
                  TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                         4,108,937
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  INSURANCE (1.0%)
$       475,000   Coventry Health Care, Inc., 5.875%, due 01/15/12                    $       472,625
      1,450,000   Leucadia National Corp., 7%, due 08/15/13                                 1,442,750
                                                                                      ---------------
                  TOTAL INSURANCE                                                           1,915,375
                                                                                      ---------------
                  MACHINERY (1.6%)
      1,625,000   Case New Holland, Inc., (144A), 9.25%, due 08/01/11                       1,665,625 *
      1,400,000   Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14                    1,365,000 *
                                                                                      ---------------
                  TOTAL MACHINERY                                                           3,030,625
                                                                                      ---------------
                  MEDIA--BROADCASTING & PUBLISHING (8.9%)
      2,175,000   American Media Operation, Inc., 8.875%, due 01/15/11                      2,229,375 +
      1,225,000   Charter Communications Capital Corp., (144A), 8%, due 04/30/12            1,179,062 *
      1,725,000   Charter Communications Holdings, LLC, 10.25%, due 09/15/10                1,725,000
      1,075,000   Charter Communications Holdings, LLC, 11.125%, due 01/15/11                 776,688
        625,000   CSC Holdings, Inc., 7.625%, due 04/01/11                                    635,938
        125,000   CSC Holdings, Inc., 7.875%, due 02/15/18                                    126,875
         25,000   CSC Holdings, Inc., 8.125%, due 07/15/09                                     25,813
        250,000   Dex Media West, LLC, 8.5%, due 08/15/10                                     268,750
        425,000   Insight Communications Company, Inc., 0% to 02/15/06, 12.25%
                    thereafter, due 02/15/11                                                  419,688 +
      1,150,000   Mastec, Inc., 7.75%, due 02/01/08                                         1,121,250 +
      2,200,000   Mediacom Broadband, LLC, 11%, due 07/15/13                                2,310,000
        775,000   Mediacom, LLC, 9.5%, due 01/15/13                                           744,000 +
        450,000   Primedia, Inc., 8%, due 05/15/13                                            450,000
      1,150,000   Primedia, Inc., 8.875%, due 05/15/11                                      1,193,125
      1,475,000   Readers Digest Association, Inc., 6.5%, due 03/01/11                      1,463,938
      1,000,000   Rogers Cable, Inc., 6.75%, due 03/15/15                                     960,000
      1,625,000   Vertis, Inc., 10.875%, due 06/15/09                                       1,446,250 +
                                                                                      ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                   17,075,752
                                                                                      ---------------
                  METALS (4.1%)
      1,875,000   AK Steel Corp., 7.75%, due 06/15/12                                       1,668,750
      1,175,000   Edgen Acquisition Corp., (144A), 9.875%, due 02/01/11                     1,175,000 *
      1,525,000   Euramax International, Inc., 8.5%, due 08/15/11                           1,677,500
      1,600,000   General Cable Corp., 9.5%, due 11/15/10                                   1,700,000
        442,000   U.S. Steel Corp., 9.75%, due 05/15/10                                       482,885
      1,225,000   Wolverine Tube, Inc., 10.5%, due 04/01/09                                 1,249,500 +
                                                                                      ---------------
                  TOTAL METALS                                                              7,953,635
                                                                                      ---------------
                  OIL & GAS (2.8%)
      1,095,000   Exco Resources, Inc., 7.25%, due 01/15/11                                 1,081,313
      1,575,000   WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11                    1,701,000
      1,500,000   Williams Companies, Inc., 7.625%, due 07/15/19                            1,597,500
        925,000   Williams Companies, Inc., 8.125%, due 03/15/12                              992,063
                                                                                      ---------------
                  TOTAL OIL & GAS                                                           5,371,876
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  PAPER & FOREST PRODUCTS (4.4%)
$     1,925,000   Abitibi-Consolidated, Inc., 7.75%, due 06/15/11                     $     1,761,375
        250,000   Abitibi-Consolidated, Inc., 8.85%, due 08/01/30                             212,500
      1,025,000   Buckeye Technologies, Inc., 8.5%, due 10/01/13                            1,048,063
      1,575,000   Georgia-Pacific Corp., 9.5%, due 12/01/11                                 1,838,813 +
      1,675,000   Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14                   1,599,625
      1,050,000   Smurfit-Stone Container Corp., 8.25%, due 10/01/12                        1,050,000
      1,200,000   Tembec Industries, Inc., 8.5%, due 02/01/11                                 918,000
                                                                                      ---------------
                  TOTAL PAPER & FOREST PRODUCTS                                             8,428,376
                                                                                      ---------------
                  REAL ESTATE (1.9%)
      2,375,000   American Real Estate Partners, LP/American Real Estate Finance
                     Corp., 8.125%, due 06/01/12                                            2,398,750
        300,000   American Real Estate Partners, LP/American Real Estate Finance
                    Corp., (144A), 7.125%, due 02/15/13                                       294,000 *
      1,100,000   Host Marriott, LP, (REIT) (144A), 6.375%, due 03/15/15                    1,043,625 *
                                                                                      ---------------
                  TOTAL REAL ESTATE                                                         3,736,375
                                                                                      ---------------
                  RESTAURANTS (0.7%)
      1,250,000   Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10                     1,287,500 *
                                                                                      ---------------
                  RETAIL (3.7%)
        200,000   J.C. Penney Co., Inc., 8%, due 03/01/10                                     218,500
      1,240,000   J.C. Penney Co., Inc., 9%, due 08/01/12                                   1,410,500
      1,400,000   Jean Coutu Group, Inc., 8.5%, due 08/01/14                                1,319,500 +
      1,850,000   Payless Shoesource, Inc., 8.25%, due 08/01/13                             1,924,000 +
      1,325,000   Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12        1,331,625
      1,000,000   Saks, Inc., 7.5%, due 12/01/10                                              975,000
                                                                                      ---------------
                  TOTAL RETAIL                                                              7,179,125
                                                                                      ---------------
                  TELECOMMUNICATIONS (5.5%)
        925,000   American Cellular Corp., Series B, 10%, due 08/01/11                        869,500
        250,000   Intelsat, Ltd. (Bermuda), (144A), 7.805%, due 01/15/12                      252,500 *
      1,925,000   Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13                     1,925,000 *
        500,000   MCI, Inc., 7.688%, due 05/01/09                                             516,250
      1,025,000   MCI, Inc., 7.735%, due 05/01/14                                           1,110,844
      2,150,000   Nextel Communications, Inc., 7.375%, due 08/01/15                         2,289,750
        275,000   Rogers Wireless Communications, Inc., 7.25%, due 12/15/12                   281,188
      1,400,000   Rogers Wireless Communications, Inc., 8%, due 12/15/12                    1,438,500 +
      1,300,000   Rogers Wireless Communications, Inc., 9.625%, due 05/01/11                1,472,250
        475,000   Rural Cellular Corp., 8.25%, due 03/15/12                                   479,750
                                                                                      ---------------
                  TOTAL TELECOMMUNICATIONS                                                 10,635,532
                                                                                      ---------------
                  TELEPHONE COMMUNICATIONS, EXC. RADIO (3.8%)
      1,850,000   AT&T Corp., 7.3%, due 11/15/11                                            2,109,609
        450,000   Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13           447,750 *
      1,000,000   Qwest Communications International, (144A), 7.5%, due 02/15/14              945,000*+
        250,000   Qwest Corp., 7.5%, due 06/15/23                                             223,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  TELEPHONE COMMUNICATIONS, EXC. RADIO (CONTINUED)
$     2,175,000   Qwest Corp., (144A), 8.875%, due 03/15/12                           $     2,305,500 *
      1,200,000   Trump Holdings & Funding Corp., 12.625%, due 03/15/10                     1,302,000 #
                                                                                      ---------------
                  TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                                7,333,609
                                                                                      ---------------
                  UTILITIES (1.2%)
      3,300,000   Calpine Corp., (144A), 8.5%, due 07/15/10                                 2,277,000*+
                                                                                      ---------------
                  TOTAL FIXED INCOME SECURITIES (COST: $185,240,478) (93.9%)              181,098,469
                                                                                      ---------------

   NUMBER OF
   SHARES OR
   WARRANTS       EQUITY SECURITIES
--------------------------------------------------------------------------------------------------------
       1,500      Viskase Cos., Inc., (144A), Warrants, expire 06/15/11
                    (Beverages, Food & Tobacco)                                                    -- *
      15,167      Huntsman Corp., Common Stock (Chemicals)                                    319,114
         800      Pliant Corp., (144A), Warrants, expire 06/01/10
                    (Containers & Packaging)                                                       --* **
       4,075      Travel Centers of America, Inc., Warrants, expire 05/01/09
                    (Entertainment & Leisure)                                                  15,375**
       1,454      WRC Media Corp., (144A), Common Stock
                    (Media--Broadcasting & Publishing)                                             --* **
       2,047      Forman Petroleum Corp., Warrants, expire 06/01/04
                    (Energy & Oil Services)                                                        --**
       4,150      GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10
                    (Telecommunications)                                                           --* **
                                                                                      ---------------
                  TOTAL EQUITY SECURITIES (COST: $109,920) (0.2%)                             334,489
                                                                                      ---------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$       704,555   American Beacon Funds, 2.837%, due 05/02/05                                 704,555***
         19,567   Bank of America, 2.77%, due 06/01/05                                         19,567***
        528,416   Bank of America, 2.8%, due 06/09/05                                         528,416***
      1,299,235   Bank of America, 2.82%, due 05/16/05                                      1,299,235***
        528,416   Bank of Montreal, 2.938%, due 05/04/05                                      528,416***
        398,565   Bank of Nova Scotia, 2.88%, due 05/11/05                                    398,565***
        746,829   Bank of Nova Scotia, 2.88%, due 05/16/05                                    746,829***
      1,409,110   Bank of Nova Scotia, 3.01%, due 05/31/05                                  1,409,110***
        880,694   Barclays Bank PLC, 2.95%, due 06/14/05                                      880,694***
        352,278   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                          352,278***
      3,726,576   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                 3,726,576***
        422,633   BNP Paribas, 2.93%, due 06/07/05                                            422,633***
        352,278   Branch Banker & Trust, 2.935%, due 06/06/05                                 352,278***
      1,232,972   Calyon, 2.925%, due 06/03/05                                              1,232,972***
        704,555   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                     704,555***
        446,291   Citigroup, Inc., 3.03%, due 07/06/05                                        446,291***
        352,608   Citigroup, Inc., 3.1%, due 07/25/05                                         352,608***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
--------------------------------------------------------------------------------------------------------
$       176,139   Credit Suisse First Boston Corp., 2.88%, due 09/09/05               $       176,139***
        176,139   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                      176,139***
      2,420,147   Den Danske Bank, 2.8%, due 05/06/05                                       2,420,147***
        207,556   Den Danske Bank, 2.93%, due 05/02/05                                        207,556***
        353,372   Dexia Group, 2.8%, due 05/05/05                                             353,372***
        704,555   Dexia Group, 3.01%, due 06/22/05                                            704,555***
        513,043   Fairway Finance Corp., 3.011%, due 05/05/05                                 513,043***
        348,755   Fortis Bank, 2.97%, due 06/13/05                                            348,755***
        880,694   Fortis Bank, 3%, due 05/24/05                                               880,694***
      1,155,796   Fortis Bank, 3.01%, due 06/24/05                                          1,155,796***
      1,067,017   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                               1,067,017***
        278,310   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05              278,310***
        347,253   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                     347,253***
        352,278   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                    352,278***
        866,603   Royal Bank of Scotland, 2.87%, due 05/10/05                                 866,603***
        680,749   Royal Bank of Scotland, 2.94%, due 06/07/05                                 680,749***
        884,217   Royal Bank of Scotland, 2.95%, due 06/10/05                                 884,217***
      1,166,025   Sheffiled Receivables Corp., 2.947%, due 05/20/05                         1,166,025***
        151,479   Svenska Handlesbanken, 2.9%, due 05/17/05                                   151,479***
      1,665,123   Toronto Dominion Bank, 2.75%, due 05/09/05                                1,665,123***
        314,834   UBS AG, 2.805%, due 05/03/05                                                314,834***
        704,555   Wells Fargo & Co., 3%, due 05/27/05                                         704,555***
      3,235,726   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05             3,235,726
                                                                                      ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $32,755,943) (17.0%)                 32,755,943
                                                                                      ---------------
                  TOTAL INVESTMENTS (COST: $218,106,341) (111.1%)                         214,188,901
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-11.1%)                          (21,402,028)
                                                                                      ---------------
                  NET ASSETS (100.0%)                                                 $   192,786,873
                                                                                      ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT - REAL ESTATE INVESTMENT TRUST.
     * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED BUYERS. AT APRIL 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $39,226,442 OR 20.35% OF NET ASSETS. THESE SECURITIES ARE DETERMINED TO BE LIQUID BY THE FUND'S BOARD OF DIRECTORS.
    ** NON-INCOME PRODUCING.
   *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
     # COMPANY IS IN DEFAULT AND IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry (Unaudited)

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
--------------------------------------------------------------------------------
Advertising                                                                1.1%
Airlines                                                                   0.5
Automotive                                                                 3.0
Banking & Financial Services                                               2.1
Beverages, Food & Tobacco                                                  2.6
Chemicals                                                                  3.1
Commercial Services                                                        5.8
Communications                                                             3.0
Computer Services                                                          0.8
Construction                                                               1.7
Containers & Packaging                                                     3.1
Electric Utilities                                                         7.4
Electrical Equipment                                                       0.3
Electronics                                                                1.8
Energy & Oil Services                                                      5.3
Entertainment & Leisure                                                    4.9
Financial Services                                                         0.6
Foods, Hotels & Restaurants                                                0.6
Healthcare                                                                 4.7
Home Construction, Furnishings & Appliances                                2.1
Insurance                                                                  1.0
Machinery                                                                  1.6
Media--Broadcasting & Publishing                                           8.9
Metals                                                                     4.1
Oil & Gas                                                                  2.8
Paper & Forest Products                                                    4.4
Real Estate                                                                1.9
Restaurants                                                                0.7
Retail                                                                     3.7
Telecommunications                                                         5.5
Telephone Communications, exc. Radio                                       3.8
Utilities                                                                  1.2
Short-Term Investments                                                    17.0
                                                                         -----
   Total                                                                 111.1%
                                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. FIXED INCOME

TCW Galileo Short Term Bond Fund

Schedule of Investments (Unaudited)                               April 30, 2005

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS (21.3% OF NET ASSETS)
$        72,796   Federal Home Loan Mortgage Corp. (2432-FH), 3.65%, due 03/15/32     $        73,159
        489,741   Federal Home Loan Mortgage Corp. (2571-MJ), 3.5%,
                    due 10/15/23 (PAC)                                                        489,300
        428,637   Federal Home Loan Mortgage Corp. (2585-FD), 3.45%, due 12/15/32             430,887
         56,414   Federal National Mortgage Association (02-36-FK), 3.47%,
                    due 12/25/29                                                               56,463
      1,201,930   Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13        1,220,914
        397,128   GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 3.47%, due 12/25/33             397,127
        297,291   Residential Accredit Loans, Inc. (02-QS16-A2), 3.57%, due 10/25/17          297,759
        188,806   Washington Mutual MSC Mortgage Pass Through Certificates
                    (03-MS4-2A4), 3.47%, due 02/25/33 (PAC)                                   189,365
                                                                                      ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $3,173,234)              3,154,974
                                                                                      ---------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (70.4%)
        623,825   Federal Home Loan Mortgage Corp., Pool #1B1010, 3.172%,
                    due 08/01/33                                                              616,751
        431,650   Federal Home Loan Mortgage Corp., Pool #310005, 6.921%,
                    due 11/01/19                                                              442,026
        300,858   Federal Home Loan Mortgage Corp., Pool #610967, 3.577%,
                    due 04/01/28                                                              308,387
        680,686   Federal Home Loan Mortgage Corp., Pool #780833, 2.693%,
                    due 09/01/33                                                              669,564
        485,909   Federal Home Loan Mortgage Corp., Pool #789924, 4.857%,
                    due 11/01/32                                                              490,447
        451,546   Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%,
                    due 01/01/08                                                              457,002
        112,619   Federal National Mortgage Association, Pool #392536, 5.6%,
                    due 08/01/27                                                              116,052
        383,794   Federal National Mortgage Association, Pool #600187, 7%,
                    due 07/01/31                                                              405,303
        251,433   Federal National Mortgage Association, Pool #661691, 4.793%,
                    due 10/01/32                                                              253,856
        704,423   Federal National Mortgage Association, Pool #725886, 3.174%,
                    due 05/01/34                                                              706,903
        630,683   Government National Mortgage Association II, Pool #781714, 6.5%,
                    due 12/15/17                                                              662,940
        138,647   Government National Mortgage Association II, Pool #80022, 4.625%,
                    due 12/20/26                                                              140,877
        338,715   Government National Mortgage Association II, Pool #80636, 3.5%,
                    due 09/20/32                                                              338,761
         60,058   Government National Mortgage Association II, Pool #80747, 4.125%,
                    due 10/20/33                                                               60,496
        627,497   Government National Mortgage Association II, Pool #80764, 4.125%,
                    due 11/20/33                                                              632,030
        684,118   Government National Mortgage Association II, Pool #80766, 4.125%,
                    due 11/20/33                                                              689,128
        826,702   Government National Mortgage Association II, Pool #80869, 3.5%,
                    due 04/20/34                                                              827,687

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$       851,378   Government National Mortgage Association II, Pool #80937, 4%,
                    due 06/20/34                                                      $       861,779
      1,463,532   Government National Mortgage Association, Pool #80734, 3.5%,
                    due 09/20/33                                                            1,461,868
        303,980   Government National Mortgage Association, Pool #80757, 3.5%,
                    due 10/20/33                                                              303,635
                                                                                      ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $10,505,308)             10,445,492
                                                                                      ---------------
                  TOTAL FIXED INCOME SECURITIES (COST: $13,678,542) (91.7%)                13,600,466
                                                                                      ---------------

                  SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
        250,000   American General Finance Corp., 2.92%, due 05/10/05
                    (Commercial Paper)                                                        249,797
          6,837   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                 6,837
        700,000   LaSalle Bank Corp., 2.82%, due 05/05/05 (Commercial Paper)                  699,726
        240,000   UBS Finance Delaware LLC, 2.93%, due 05/02/05
                    (Commercial Paper)                                                        239,961
                                                                                      ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $1,196,321) (8.1%)                    1,196,321
                                                                                      ---------------
                  TOTAL INVESTMENTS (COST: $14,874,863) (99.8%)                            14,796,787
                  EXCESS OF OTHER ASSETS OVER LIABILITIES (0.2%)                               35,335
                                                                                      ---------------
                  NET ASSETS (100.0%)                                                 $    14,832,122
                                                                                      ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
PAC  -  PLANNED AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry (Unaudited)

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
--------------------------------------------------------------------------------
Banking & Financial Services                                               6.0%
U.S. Government Securities                                                85.7
Short-Term Investments                                                     8.1
                                                                          ----
   Total                                                                  99.8%
                                                                          ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. FIXED INCOME

TCW GALILEO TOTAL RETURN BOND FUND

Schedule of Investments (Unaudited)

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS (52.4% OF NET ASSETS)
$     9,193,337   Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.295%,
                    due 02/25/35                                                      $     9,240,241
      8,735,954   Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34                 8,857,961
      3,007,830   Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA),
                    5.75%, due 04/22/33                                                     3,070,181
        614,260   Federal Home Loan Mortgage Corp. (1422-SA), 13.728%,
                    due 11/15/07 (I/F)                                                        651,126
        259,635   Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09              261,444
      3,026,876   Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26            3,136,373
         78,502   Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13                79,544
        445,189   Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                    due 10/15/27 (PAC)                                                        446,659
      2,869,970   Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28               2,938,410
      1,714,891   Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31              1,800,298
      4,623,873   Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31              4,761,577
      7,093,750   Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32              7,628,828
      4,567,232   Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32            4,584,045
      8,000,000   Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23            7,688,718
      2,093,722   Federal Home Loan Mortgage Corp. (2650-MS), 6.422%,
                    due 07/15/33 (I/F)(TAC)                                                 1,929,425
      4,991,000   Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23            4,750,182
     10,000,000   Federal Home Loan Mortgage Corp. (2682-XK), 3%,
                    due 01/15/21 (PAC)                                                      9,793,261
      7,334,453   Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18              6,516,747
      3,389,342   Federal Home Loan Mortgage Corp. (2702-CS), 4.57%,
                    due 11/15/33 (I/F)                                                      2,514,941
      1,932,288   Federal Home Loan Mortgage Corp. (2781-HN), 5%, due 10/15/32              1,927,369
      5,184,088   Federal Home Loan Mortgage Corp. (2801-PS), 1.608%,
                    due 05/15/34 (I/F)                                                      3,974,889
      2,686,314   Federal Home Loan Mortgage Corp. (2812-SE), 6.85%,
                    due 08/15/32 (I/F)                                                      2,628,250
      3,754,863   Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31         3,866,760
      5,000,000   Federal National Mortgage Association (03-112-AN), 4%,
                    due 11/25/18                                                            4,660,955
      4,247,715   Federal National Mortgage Association (03-120-BK), 3.5%,
                    due 11/25/16                                                            4,116,495
      3,187,818   Federal National Mortgage Association (04-19-SP), 4.797%,
                    due 06/25/33 (I/F)                                                      2,597,328
      4,992,105   Federal National Mortgage Association (04-29-KD), 4.5%,
                    due 05/25/34 (PAC)                                                      4,850,890
      6,999,720   Federal National Mortgage Association (04-29-L), 4%, due 09/25/17         6,898,355
     11,953,054   Federal National Mortgage Association (04-52-SW), 4.01%,
                    due 07/25/34 (I/O)                                                        775,135
      5,735,510   Federal National Mortgage Association (26-72-SH), 5.335%,
                    due 09/15/33 (I/F)                                                      5,174,131
      1,000,000   Federal National Mortgage Association (93-202-SZ), 10%,
                    due 11/25/23 (I/F)(PAC)                                                 1,077,942
      2,755,903   Federal National Mortgage Association (98-44-ZA), 6.5%,
                    due 07/20/28                                                            2,858,550

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$       505,748   Federal National Mortgage Association (G92-29-J), 8%,
                    due 07/25/22                                                      $       534,548
        597,264   First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31                       600,262
      4,514,153   Government National Mortgage Association (02-41-SB), 2.91%,
                    due 06/20/32 (I/F)(I/O)                                                   171,903
      3,554,409   Government National Mortgage Association (02-41-ZJ), 6%,
                    due 06/20/32                                                            3,713,207
      4,928,349   Government National Mortgage Association (02-76-SG), 4.51%,
                    due 10/16/29 (I/F)(I/O)                                                   373,820
     12,966,731   Government National Mortgage Association (03-42-SH), 3.46%,
                    due 05/20/33 (I/F)(I/O)                                                   626,285
        203,020   Master Asset Securitization Trust (02-6-3A3), 6.25%, due 10/25/32           204,325
      4,264,670   Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33          4,294,582
      4,245,969   Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33             4,320,473
        769,561   Washington Mutual MSC Mortgage Pass-Through Certificates
                    (02-MS2-3A1), 6.5%, due 05/25/32                                          793,817
                                                                                      ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $142,006,343)          141,690,232
                                                                                      ---------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (38.8%)
      4,914,694   Federal Home Loan Mortgage Corp., Pool #1B2650, 4.757%,
                    due 11/01/34                                                            4,903,682
         28,464   Federal Home Loan Mortgage Corp., Pool #755183, 10.046%,
                    due 12/01/15                                                               28,721
      1,057,563   Federal Home Loan Mortgage Corp., Pool #755363, 4.187%,
                    due 09/01/30                                                            1,089,740
      1,700,680   Federal Home Loan Mortgage Corp., Pool #789924, 4.857%,
                    due 11/01/32                                                            1,716,565
         45,354   Federal Home Loan Mortgage Corp., Pool #846317, 4.267%,
                    due 08/01/26                                                               46,498
        159,360   Federal Home Loan Mortgage Corp., Pool #846510, 4.329%,
                    due 04/01/25                                                              163,367
        330,458   Federal Home Loan Mortgage Corp., Pool #846732, 4.232%,
                    due 01/01/30                                                              338,744
        211,355   Federal Home Loan Mortgage Corp., Pool #B15322, 5%,
                    due 07/01/19                                                              213,160
        243,024   Federal Home Loan Mortgage Corp., Pool #B15490, 5%,
                    due 07/01/19                                                              244,872
        478,264   Federal Home Loan Mortgage Corp., Pool #B15557, 5%,
                    due 07/01/19                                                              481,901
        440,012   Federal Home Loan Mortgage Corp., Pool #B15802, 5%,
                    due 07/01/19                                                              443,770
      1,352,002   Federal Home Loan Mortgage Corp., Pool #C90552, 6%,
                    due 06/01/22                                                            1,398,618
        302,920   Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%,
                    due 04/01/21                                                              316,962
          1,493   Federal National Mortgage Association, Pool #029542, 8.75%,
                    due 07/01/09                                                                1,581
             67   Federal National Mortgage Association, Pool #062420, 7.5%,
                    due 03/01/06                                                                   67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2005

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$       146,565   Federal National Mortgage Association, Pool #124410, 4.186%,
                    due 07/01/22                                                      $       150,415
      1,473,801   Federal National Mortgage Association, Pool #254369, 6%,
                    due 06/01/12                                                            1,528,455
      1,832,798   Federal National Mortgage Association, Pool #254442, 5.5%,
                    due 09/01/17                                                            1,876,900
      4,334,787   Federal National Mortgage Association, Pool #254634, 5.5%,
                    due 02/01/23                                                            4,415,161
         63,605   Federal National Mortgage Association, Pool #303786, 7.5%,
                    due 02/01/11                                                               66,541
         59,539   Federal National Mortgage Association, Pool #348025, 3.42%,
                    due 06/01/26                                                               60,664
     10,000,000   Federal National Mortgage Association, Pool #631684, 2.375%,
                    due 12/15/05                                                            9,933,883
      2,129,335   Federal National Mortgage Association, Pool #655819, 4.941%,
                    due 08/01/32                                                            2,164,022
      2,502,878   Federal National Mortgage Association, Pool #661856, 4.799%,
                    due 10/01/32                                                            2,533,213
      4,973,177   Federal National Mortgage Association, Pool #671133, 5.179%,
                    due 02/01/33                                                            5,016,311
      1,748,373   Federal National Mortgage Association, Pool #672272, 4.928%,
                    due 12/01/32                                                            1,768,706
      3,990,359   Federal National Mortgage Association, Pool #676766, 4.747%,
                    due 01/01/33                                                            4,031,260
      3,012,234   Federal National Mortgage Association, Pool #687847, 4.558%,
                    due 02/01/33                                                            3,031,271
      4,861,914   Federal National Mortgage Association, Pool #692104, 5.068%,
                    due 02/01/33                                                            4,886,303
      6,212,664   Federal National Mortgage Association, Pool #699866, 4.388%,
                    due 04/01/33                                                            6,163,089
      3,582,452   Federal National Mortgage Association, Pool #704454, 4.242%,
                    due 05/01/33                                                            3,544,118
      3,939,311   Federal National Mortgage Association, Pool #708820, 4.672%,
                    due 06/01/33                                                            3,931,472
      6,232,369   Federal National Mortgage Association, Pool #725275, 4%,
                    due 03/01/19                                                            6,068,770
      3,966,981   Federal National Mortgage Association, Pool #728824, 3.949%,
                    due 07/01/33                                                            3,907,141
      6,027,902   Federal National Mortgage Association, Pool #734384, 5.5%,
                    due 07/01/33                                                            6,088,809
     10,094,497   Federal National Mortgage Association, Pool #735378, 4.5%,
                    due 10/01/19                                                           10,001,964
        456,477   Federal National Mortgage Association, Pool #785677, 5%,
                    due 07/01/19                                                              459,758
      5,495,940   Government National Mortgage Association II, Pool #631684, 7%,
                    due 08/20/34                                                            5,810,812

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                  VALUE
--------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$     1,048,181   Government National Mortgage Association II, Pool #631700, 7%,
                    due 09/20/34                                                      $     1,108,233
      4,868,648   Government National Mortgage Association, Pool #80963, 3%,
                    due 07/20/34                                                            4,848,539
                                                                                      ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $105,223,487)           104,784,058
                                                                                      ---------------
                  U.S. TREASURY SECURITIES (0.0%)
        112,000   Certificates Accrual Treasury Strips, 0%, due 08/15/08                       98,444
                                                                                      ---------------
                  TOTAL U.S. TREASURY SECURITIES (COST: $89,287)                               98,444
                                                                                      ---------------
                  TOTAL FIXED INCOME SECURITIES (COST: $247,319,117) (91.2%)              246,572,734
                                                                                      ---------------
                  SHORT-TERM INVESTMENTS

      4,000,000   Abbey National North America, 2.8%, due 05/05/05
                    (Commercial Paper)                                                      3,998,444
      1,000,000   Abbey National North America, 2.84%, due 05/05/05
                    (Commercial Paper)                                                        999,606
      2,500,000   Abbey National North America, 2.92%, due 05/09/05
                    (Commercial Paper)                                                      2,498,175
      1,600,000   American General Finance Corp., 2.79%, due 05/04/05
                    (Commercial Paper)                                                      1,599,504
      3,440,000   American General Finance Corp., 2.81%, due 05/04/05
                    (Commercial Paper)                                                      3,438,926
      3,000,000   American General Finance Corp., 2.95%, due 05/18/05
                    (Commercial Paper)                                                      2,995,575
      2,500,000   General Electric Capital Corp., 2.97%, due 05/26/05
                    (Commercial Paper)                                                      2,494,637
          4,717   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                 4,717
      5,000,000   LaSalle Bank Corp., 2.85%, due 05/13/05 (Commercial Paper)                4,994,854
        770,000   UBS Finance Deleware, LLC, 2.93%, due 05/02/05
                    (Commercial Paper)                                                        769,875
                                                                                      ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $23,794,313) (8.8%)                  23,794,313
                                                                                      ---------------

                  TOTAL INVESTMENTS (COST: $271,113,430) (100.0%)                         270,367,047
                  EXCESS OF OTHER ASSETS OVER LIABILITIES (0.0%)                               88,190
                                                                                      ---------------
                  NET ASSETS (100.0%)                                                 $   270,455,237
                                                                                      ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry (Unaudited)

                                                                  PERCENTAGE OF
INDUSTRY                                                            NET ASSETS
--------------------------------------------------------------------------------
Banking & Financial Services                                           11.6%
U.S. Government Securities                                             79.6
Short-Term Investments                                                  8.8
                                                                     ------
  Total                                                               100.0%
                                                                     ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. FIXED INCOME

TCW GALILEO FUNDS, INC.

Statements of Assets and Liabilities (Unaudited)                  April 30, 2005

                                                                   TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                  TCW GALILEO         CORE             HIGH             SHORT            TOTAL
                                                     MONEY            FIXED            YIELD            TERM            RETURN
                                                    MARKET           INCOME            BOND             BOND             BOND
                                                     FUND             FUND             FUND             FUND             FUND
                                                 -------------    -------------    -------------    -------------    -------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
                                                                            (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                     $     614,797    $      61,618    $     214,189    $      14,797    $     270,367
   Receivables for Securities Sold                          --              409            5,993               56              122
   Receivables for Fund Shares Sold                         --               15               17               --              190
   Interest Receivable                                   1,846              615            4,265               52            1,100
                                                 -------------    -------------    -------------    -------------    -------------
     Total Assets                                      616,643           62,657          224,464           14,905          271,779
                                                 -------------    -------------    -------------    -------------    -------------
LIABILITIES
   Distribution Payable                                  1,249              254            1,257               31            1,028
   Payables for Securities Purchased                        --              486              450               --               --
   Payables for Fund Shares Redeemed                        --               --              240               --              138
   Payables Upon Return of Securities Loaned                --              891           29,520               --               --
   Accrued Management Fees                                 128               18              114                3               62
   Other Accrued Expenses                                  120               54               96               39               96
                                                 -------------    -------------    -------------    -------------    -------------
     Total Liabilities                                   1,497            1,703           31,677               73            1,324
                                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS                                       $     615,146    $      60,954    $     192,787    $      14,832    $     270,455
                                                 =============    =============    =============    =============    =============
NET ASSETS CONSIST OF:
   Paid-in Capital                               $     614,814    $      61,083    $     245,461    $      15,066    $     269,141
   Undistributed Net Realized (Loss) on
     Investments and Foreign Currency                       --           (2,024)         (49,000)            (252)            (367)
   Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency                       --            1,191           (3,917)             (78)             631
   Undistributed Net Investment Income                     332              704              243               96            1,050
                                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS                                       $     615,146    $      60,954    $     192,787    $      14,832    $     270,455
                                                 =============    =============    =============    =============    =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                $     615,146    $      43,642    $     172,477    $      14,832    $     184,308
                                                 =============    =============    =============    =============    =============
   N Class Shares                                $          --    $      17,312    $      20,310    $          --    $      86,147
                                                 =============    =============    =============    =============    =============
CAPITAL SHARES OUTSTANDING:
   I Class                                         615,146,122        4,355,660       25,090,892        1,568,154       19,273,302
                                                 =============    =============    =============    =============    =============
   N Class                                                  --        1,713,663        2,942,021               --        8,711,785
                                                 =============    =============    =============    =============    =============
NET ASSET VALUE PER SHARE:
   I Class                                       $        1.00    $       10.02    $        6.87    $        9.46    $        9.56
                                                 =============    =============    =============    =============    =============
   N Class                                       $          --    $       10.10    $        6.90    $          --    $        9.89
                                                 =============    =============    =============    =============    =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO SHORT TERM BOND FUND AND THE TCW GALILEO TOTAL RETURN BOND FUND AT APRIL 30, 2005 WAS $614,797, $60,442, $218,106, $14,875 AND $271,113,
     RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations (Unaudited)             Six Months Ended April 30, 2005

                                                                   TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                  TCW GALILEO         CORE             HIGH             SHORT            TOTAL
                                                     MONEY            FIXED            YIELD            TERM            RETURN
                                                    MARKET           INCOME            BOND             BOND             BOND
                                                     FUND             FUND             FUND             FUND             FUND
                                                 -------------    -------------    -------------    -------------    -------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Interest                                      $       6,465    $       1,428    $      11,274    $         274    $       7,301
   Net Security Lending Income (1)                          --                2               81               --               --
                                                 -------------    -------------    -------------    -------------    -------------
     Total                                               6,465            1,430           11,355              274            7,301
                                                 -------------    -------------    -------------    -------------    -------------
EXPENSES:
   Management Fees                                         684              119            1,033               40              630
   Accounting Service Fees                                  42                6               25                1               21
   Administration Fees                                      73               27               46                6               38
   Transfer Agent Fees:
     I Class                                                18               15               26               15               25
     N Class                                                --               16               33               --               33
   Custodian Fees                                           13               13               10                4                9
   Professional Fees                                        25               17               23               16               25
   Directors' Fees & Expenses                                6                6                6                6                6
   Registration Fees:
     I Class                                                11               11                9                5               11
     N Class                                                --                6                6               --                6
   Distribution Fees:
     N Class                                                --               21               47               --              100
   Other                                                    40                7               35                2               26
                                                 -------------    -------------    -------------    -------------    -------------
     Total                                                 912              264            1,299               95              930
     Less Expenses Borne by Investment
       Advisor:
        I Class                                             --               --               --               15              169
        N Class                                             --                6                7               --               86
                                                 -------------    -------------    -------------    -------------    -------------
     Net Expenses                                          912              258            1,292               80              675
                                                 -------------    -------------    -------------    -------------    -------------
   Net Investment Income                                 5,553            1,172           10,063              194            6,626
                                                 -------------    -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS
   Net Realized Gain (Loss) on:
     Investments                                            --              502            7,806                2             (134)
     Foreign Currency                                       --               26               --               --               --
   Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                            --           (1,292)         (18,963)            (130)          (2,785)
     Foreign Currency                                       --               36               --               --               --
                                                 -------------    -------------    -------------    -------------    -------------
   Net Realized and Unrealized (Loss) on
     Investments and Foreign Currency
       Transactions                                         --             (728)         (11,157)            (128)          (2,919)
                                                 -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $       5,553    $         444    $      (1,094)   $          66    $       3,707
                                                 =============    =============    =============    =============    =============

(1)  NET OF BROKER FEES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                                         TCW GALILEO                 TCW GALILEO CORE
                                                                         MONEY MARKET                  FIXED INCOME
                                                                             FUND                          FUND
                                                                  --------------------------    --------------------------
                                                                  SIX MONTHS                    SIX MONTHS
                                                                     ENDED                         ENDED
                                                                   APRIL 30,      YEAR ENDED     APRIL 30,     YEAR ENDED
                                                                     2005        OCTOBER 31,       2005        OCTOBER 31,
                                                                  (UNAUDITED)       2004        (UNAUDITED)       2004
                                                                  -----------    -----------    -----------    -----------
                                                                                DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                                          $     5,553    $     4,010    $     1,172    $     2,655
   Net Realized Gain on Investments and
     Foreign Currency Transactions                                         --             --            528          1,015
   Change in Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Transactions                         --             --         (1,256)            82
                                                                  -----------    -----------    -----------    -----------
   Increase in Net Assets Resulting from Operations                     5,553          4,010            444          3,752
                                                                  -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                           (5,553)        (4,010)          (995)        (2,163)
     N Class                                                               --             --           (358)          (691)
                                                                  -----------    -----------    -----------    -----------
   Total Distributions to Shareholders                                 (5,553)        (4,010)        (1,353)        (2,854)
                                                                  -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                            101,556        134,511          1,626         (7,722)
   N Class                                                                 --             --            930          1,005
                                                                  -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                               101,556        134,511          2,556         (6,717)
                                                                  -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets                                  101,556        134,511          1,647         (5,819)
NET ASSETS
   Beginning of Period                                                513,590        379,079         59,307         65,126
                                                                  -----------    -----------    -----------    -----------
   End of Period                                                  $   615,146    $   513,590    $    60,954    $    59,307
                                                                  ===========    ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                    TCW GALILEO                   TCW GALILEO                   TCW GALILEO
                                                    HIGH YIELD                     SHORT TERM                   TOTAL RETURN
                                                     BOND FUND                     BOND FUND                     BOND FUND
                                             --------------------------    --------------------------    --------------------------
                                             SIX MONTHS                     SIX MONTHS                   SIX MONTHS
                                                ENDED                         ENDED                         ENDED
                                              APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                                2005        OCTOBER 31,       2005        OCTOBER 31,       2005        OCTOBER 31,
                                             (UNAUDITED)       2004        (UNAUDITED)       2004        (UNAUDITED)       2004
                                             -----------    -----------    -----------    -----------    -----------    -----------
                                                                          DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                     $    10,063    $    23,342    $       194    $       365    $     6,626    $    10,112
   Net Realized Gain (Loss) on Investments         7,806         12,055              2             (7)          (134)           250
   Change in Unrealized Appreciation
     (Depreciation) on Investments               (18,963)         2,427           (130)            44         (2,785)         2,108
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets
     Resulting from Operations                    (1,094)        37,824             66            402          3,707         12,470
                                             -----------    -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from
     Net Investment Income:
     I Class                                      (8,607)       (20,475)          (193)          (348)        (3,952)        (7,866)
     N Class                                      (1,213)        (3,461)            --             --         (1,624)        (2,636)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Total Distributions to Shareholders            (9,820)       (23,936)          (193)          (348)        (5,576)       (10,502)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                       (76,870)       (36,726)        (2,550)        (1,463)        13,821         26,167
   N Class                                       (32,208)       (20,123)            --             --         14,255         26,124
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets
     Resulting from Net Capital
     Share Transactions                         (109,078)       (56,849)        (2,550)        (1,463)        28,076         52,291
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets            (119,992)       (42,961)        (2,677)        (1,409)        26,207         54,259
NET ASSETS
   Beginning of Period                           312,779        355,740         17,509         18,918        244,248        189,989
                                             -----------    -----------    -----------    -----------    -----------    -----------
   End of Period                             $   192,787    $   312,779    $    14,832    $    17,509    $   270,455    $   244,248
                                             ===========    ===========    ===========    ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. FIXED INCOME

TCW GALILEO FUNDS, INC.

Notes to Financial Statements (Unaudited)                         April 30, 2005

     NOTE 1 -- ORGANIZATION

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

     TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
     ----------------                                    --------------------
     DIVERSIFIED MONEY MARKET FUND

     TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

     DIVERSIFIED FIXED INCOME FUNDS

     TCW Galileo Core Fixed Income Fund                  Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

     TCW Galileo High Yield Bond Fund                    Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

     TCW Galileo Short Term Bond Fund                    Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

     TCW Galileo Total Return Bond Fund                  Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States
                                                         Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

     The TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund and the TCW Galileo Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Galileo Money Market Fund and the TCW Galileo Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

     NOTE 2 -- SIGNIFICANT ACCOUNT POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

     PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

     SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

     Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

     For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

     FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized gain
     (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

     FOREIGN TAXES: Each Fund may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

     DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the six months ended April 30, 2005.

     REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2005.

     REVERSE REPURCHASE AGREEMENTS: All Fixed Income Funds, except for the TCW Galileo High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2005.

     SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

     OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2005.

     ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

     NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 9:00 a.m. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 p.m. Pacific Standard/Daylight Time for the other funds.

     DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     NOTE 3 -- SECURITY LENDING

     The Funds listed below have outstanding securities on loan at April 30, 2005. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                                                MARKET VALUE OF
                                                                               LOANED SECURITIES   COLLATERAL VALUE
                                                                               -----------------   ----------------
     TCW Galileo Core Fixed Income Fund                                            $     865           $     891
     TCW Galileo High Yield Bond Fund                                                 28,643              29,520

     NOTE 4 -- FEDERAL INCOME TAXES

     It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

     At April 30, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                        TCW GALILEO      TCW GALILEO    TCW GALILEO     TCW GALILEO
                                                        CORE FIXED       HIGH YIELD     SHORT TERM     TOTAL RETURN
                                                        INCOME FUND       BOND FUND      BOND FUND       BOND FUND
                                                        -----------      -----------    -----------    -------------
     Unrealized Appreciation                             $   1,680       $    3,738      $      33      $    4,564
     Unrealized (Depreciation)                                (562)          (7,901)          (111)         (5,310)
                                                         ---------       ----------      ---------      ----------
     Net Unrealized Appreciation (Depreciation)          $   1,118       $   (4,163)     $     (78)     $     (746)
                                                         =========       ==========      =========      ==========

     Cost of Investments for
        Federal Income Tax Purposes                      $  60,500       $  218,352      $  14,875      $  271,113
                                                         =========       ==========      =========      ==========

     NOTE 5 -- FUND EXPENSES

     The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

              TCW Galileo Money Market Fund                                                          0.25 %
              TCW Galileo Core Fixed Income Fund                                                     0.40 %
              TCW Galileo High Yield Bond Fund                                                       0.75 %
              TCW Galileo Short Term Bond Fund                                                       0.50 %*
              TCW Galileo Total Return Bond Fund                                                     0.50 %

     * THE ADVISOR WAIVED 0.15% OF THE MANAGEMENT FEE FOR THE SIX MONTHS ENDED APRIL 30, 2005.

     The operating expenses of the TCW Galileo Money Market Fund, the TCW Galileo Total Return Bond Fund - I Class, and the TCW Galileo Total Return Bond Fund - N Class are limited to 0.40%, 0.44% and 0.74%, respectively, of the fund/class daily net assets. The operating expenses (each share class) of the other funds are limited to the average of the total expense ratios of comparable funds as reported by Lipper, Inc. ("Lipper Average"), which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months' notice. At April 30, 2005, the average expense ratios reported by Lipper, Inc. as they relate to the funds were:

              TCW Galileo Money Market Fund                                                          0.80 %
              TCW Galileo Core Fixed Income Fund                                                     1.10 %
              TCW Galileo High Yield Bond Fund                                                       1.20 %
              TCW Galileo Short Term Bond Fund                                                       1.00 %
              TCW Galileo Total Return Bond Fund                                                     1.00 %

     The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years if the expense ratio falls below the Lipper Average in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

     NOTE 6 -- DISTRIBUTION PLAN

     TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

     NOTE 7 -- PURCHASES AND SALES OF SECURITIES

     Investment transactions (excluding short-term investments) for the six months ended April 30, 2005, were as follows (amounts in thousands):

                                                      TCW GALILEO     TCW GALILEO     TCW GALILEO    TCW GALILEO
                                                      CORE FIXED      HIGH YIELD      SHORT TERM    TOTAL RETURN
                                                      INCOME FUND      BOND FUND       BOND FUND      BOND FUND
                                                      -----------     -----------     -----------    -----------
     Purchases at Cost                                 $   6,194       $   95,363      $       --     $   19,400
                                                       =========       ==========      ==========     ==========
     Sales or Maturity Proceeds                        $   9,166       $  205,129      $     1 96     $    3,402
                                                       =========       ==========      ==========     ==========
     U.S. Government Purchases at Cost                 $  13,272       $    3,040      $    1,277     $   23,901
                                                       =========       ==========      ==========     ==========
     U.S. Government Sales or Maturity Proceeds        $  10,052       $    5,477      $    3,498     $   20,074
                                                       =========       ==========      ==========     ==========

     NOTE 8 -- CAPITAL SHARE TRANSACTIONS

     The Company's Articles of Incorporation permit the Board of Directors to issue one hundred fifty billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

     TCW GALILEO MONEY MARKET                             SIX MONTHS ENDED
        FUND                                               APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     I CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                    2,447,480,683   $    2,447,481       3,158,741,687    $    3,158,742
     Shares Issued upon Reinvestment
        of Dividends                                    3,187,386            3,187           2,281,008             2,281
     Shares Redeemed                               (2,349,112,446)      (2,349,112)     (3,026,511,438)       (3,026,512)
                                                   --------------   --------------      --------------    --------------
     Net Increase                                     101,555,623   $      101,556         134,511,257    $      134,511
                                                   ==============   ==============      ==============    ==============

     TCW GALILEO CORE FIXED                               SIX MONTHS ENDED
        INCOME FUND                                        APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     I CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                        1,069,164   $       10,790             739,904    $        7,495
     Shares Issued upon Reinvestment
        of Dividends                                       68,469              692             159,238             1,600
     Shares Redeemed                                     (978,285)          (9,856)         (1,677,765)          (16,817)
                                                   --------------   --------------      --------------    --------------
     Net Increase (Decrease)                              159,348   $        1,626            (778,623)   $       (7,722)
                                                   ==============   ==============      ==============    ==============

     TCW GALILEO CORE FIXED                               SIX MONTHS ENDED
        INCOME FUND                                        APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     N CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                           66,451   $          675              35,706    $          363
     Shares Issued upon Reinvestment
        of Dividends                                       33,896              346              68,608               694
     Shares Redeemed                                       (8,945)             (91)             (5,119)              (52)
                                                   --------------   --------------      --------------    --------------
     Net Increase                                          91,402   $          930              99,195    $        1,005
                                                   ==============   ==============      ==============    ==============

     TCW GALILEO HIGH FIXED                               SIX MONTHS ENDED
        BOND FUND                                          APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     I CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                       10,921,516   $       79,743          27,397,931    $      196,739
     Shares Issued upon Reinvestment
        of Dividends                                    1,038,361            7,558           2,363,726            16,893
     Shares Redeemed                                  (22,564,802)        (164,171)        (34,660,744)         (250,358)
                                                   --------------   --------------      --------------    --------------
     Net (Decrease)                                   (10,604,925)  $      (76,870)         (4,899,087)   $      (36,726)
                                                   ==============   ==============      ==============    ==============

     TCW GALILEO HIGH FIXED                               SIX MONTHS ENDED
        BOND FUND                                          APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     N CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                        1,876,273   $       13,770          13,145,520    $       95,143
     Shares Issued upon Reinvestment
        of Dividends                                      180,886            1,324             476,825             3,432
     Shares Redeemed                                   (6,454,808)         (47,302)        (16,194,898)         (118,698)
                                                   --------------   --------------      --------------    --------------
     Net (Decrease)                                    (4,397,649)  $      (32,208)         (2,572,553)   $      (20,123)
                                                   ==============   ==============      ==============    ==============

     TCW GALILEO SHORT TERM                               SIX MONTHS ENDED
        BOND FUND                                          APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     I CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                           49,315   $          468             679,764    $        6,480
     Shares Issued upon Reinvestment
        of Dividends                                       18,936              180              33,605               320
     Shares Redeemed                                     (336,592)          (3,198)           (867,857)           (8,263)
                                                   --------------   --------------      --------------    --------------
     Net (Decrease)                                      (268,341)  $       (2,550)           (154,488)   $       (1,463)
                                                   ==============   ==============      ==============    ==============

     TCW GALILEO TOTAL TERM                               SIX MONTHS ENDED
        BOND FUND                                          APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     I CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                        4,023,432   $       38,525           5,465,516    $       52,251
     Shares Issued upon Reinvestment
        of Dividends                                      358,733            3,431             785,032             7,497
     Shares Redeemed                                   (2,932,228)         (28,135)         (3,509,014)          (33,581)
                                                   --------------   --------------      --------------    --------------
     Net Increase                                       1,449,937   $       13,821           2,741,534    $       26,167
                                                   ==============   ==============      ==============    ==============

     TCW GALILEO TOTAL TERM                               SIX MONTHS ENDED
        BOND FUND                                          APRIL 30, 2005                          YEAR ENDED
                                                             (UNAUDITED)                        OCTOBER 31, 2004
                                                   -------------------------------      --------------------------------
     N CLASS                                                            AMOUNT                                AMOUNT
                                                       SHARES       (IN THOUSANDS)          SHARES        (IN THOUSANDS)
                                                   --------------   --------------      --------------    --------------
     Shares Sold                                        3,402,612   $       33,726           4,933,420    $       48,709
     Shares Issued upon Reinvestment
        of Dividends                                      149,301            1,475             261,301             2,572
     Shares Redeemed                                   (2,118,927)         (20,946)         (2,549,267)          (25,157)
                                                   --------------   --------------      --------------    --------------
     Net Increase                                       1,432,986   $       14,255           2,645,454    $       26,124
                                                   ==============   ==============      ==============    ==============

     NOTE 9 -- RESTRICTED SECURITIES

     The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2005.

TCW GALILEO MONEY MARKET FUND

Financial Highlights -- I Class

                                      SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2005        -------------------------------------------------------------------------
                                     (UNAUDITED)             2004         2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period               $         1.00        $    1.00    $    1.00       $    1.00       $    1.00       $    1.00
                                    --------------        ---------    ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income (4)                   0.0101           0.0091       0.0100          0.0170          0.0450          0.0579
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                   (0.0101)         (0.0091)     (0.0100)        (0.0170)        (0.0450)        (0.0579)
                                    --------------        ---------    ---------       ---------       ---------       ---------
Net Asset Value per Share, End of
  Period                            $         1.00        $    1.00    $    1.00       $    1.00       $    1.00       $    1.00
                                    ==============        =========    =========       =========       =========       =========
Total Return                                  0.99%(3)         0.91%        1.00%           1.74%           4.64%           5.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                        $      615,146        $ 513,590    $ 379,079       $ 514,817       $ 328,757       $ 232,175
Ratio of Expenses to Average Net
  Assets                                      0.33%(1)         0.35%        0.37%(2)        0.35%(2)        0.37%(2)        0.38%
Ratio of Net Investment Income to
  Average Net Assets                          2.03%(1)         0.91%        1.00%           1.70%           4.46%           5.80%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.37% (THE REIMBURSEMENT IS LESS THAN 0.01%), 0.35% (THE REIMBURSEMENT IS LESS THAN 0.01%), AND 0.38% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND

Financial Highlights -- I Class

                                      SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2005        -------------------------------------------------------------------------
                                      (UNAUDITED)            2004         2003         2002 (2)           2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period               $        10.17        $   10.00    $    9.67       $    9.63       $    9.23       $    9.42
                                    --------------        ---------    ---------       ---------       ---------       ---------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (4)                     0.20             0.43         0.46            0.50            0.57            0.57
Net Realized and Unrealized Gain
  (Loss) on Investments                      (0.12)            0.21         0.38            0.03            0.42           (0.21)
                                    --------------        ---------    ---------       ---------       ---------       ---------
Total from Investment Operations              0.08             0.64         0.84            0.53            0.99            0.36
                                    --------------        ---------    ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                     (0.23)           (0.47)       (0.51)          (0.49)          (0.59)          (0.55)
                                    --------------        ---------    ---------       ---------       ---------       ---------
Net Asset Value per Share, End of
  Period                            $        10.02        $   10.17    $   10.00       $    9.67       $    9.63       $    9.23
                                    ==============        =========    =========       =========       =========       =========
Total Return                                  0.79%(3)         6.57%        8.82%           5.71%          11.01%           3.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                        $       43,642        $  42,674    $  49,770       $  56,851       $  63,262       $  73,290
Ratio of Expenses to Average Net
  Assets                                      0.77%(1)         0.81%        0.84%           0.79%           0.73%           0.81%
Ratio of Net Investment Income to
  Average Net Assets                          3.92%(1)         4.23%        4.65%           5.20%           6.07%           6.10%
Portfolio Turnover Rate                      36.72%(3)        73.55%      127.30%         119.71%          92.81%         107.59%

(1)  ANNUALIZED.
(2) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.21% TO 5.20%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                      SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2005        -------------------------------------------------------------------------
                                      (UNAUDITED)            2004         2003         2002 (3)           2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period               $        10.25        $   10.08    $    9.73       $    9.69       $    9.32       $    9.51
                                    --------------        ---------    ---------       ---------       ---------       ---------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (5)                     0.20             0.43         0.43            0.48            0.52            0.55
Net Realized and Unrealized Gain
  (Loss) on Investments                      (0.13)            0.18         0.40            0.05            0.46           (0.21)
                                    --------------        ---------    ---------       ---------       ---------       ---------
Total from Investment Operations              0.07             0.61         0.83            0.53            0.98            0.34
                                    --------------        ---------    ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                     (0.22)           (0.44)       (0.48)          (0.49)          (0.61)          (0.53)
                                    --------------        ---------    ---------       ---------       ---------       ---------
Net Asset Value per Share, End of
  Period                            $        10.10        $   10.25    $   10.08       $    9.73       $    9.69       $    9.32
                                    ==============        =========    =========       =========       =========       =========
Total Return                                  0.64%(4)         6.19%        8.69%           5.78%          10.75%           3.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                        $       17,312        $  16,633    $  15,356       $   4,756       $   3,944       $      80
Ratio of Expenses to Average Net
  Assets (2)                                  1.10%(1)         1.10%        1.06%           1.00%           1.00%           1.13%
Ratio of Net Investment Income to
  Average Net Assets                          3.93%(1)         4.23%        4.29%           4.98%           5.44%           5.90%
Portfolio Turnover Rate                      36.72%(4)        73.55%      127.30%         119.71%          92.81%         107.59%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.17% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 1.25%, 1.65%, 1.75%, 8.35% AND 40.33% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002,
     2001 AND 2000, RESPECTIVELY.
(3) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN 0.01%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND

Financial Highlights -- I Class

                                      SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2005        -------------------------------------------------------------------------
                                      (UNAUDITED)            2004         2003         2002 (2)           2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period               $         7.26        $    7.03    $    6.17       $    6.94       $    7.82       $    8.85
                                    --------------        ---------    ---------       ---------       ---------       ---------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (4)                     0.27             0.54         0.58            0.62            0.74            0.84
Net Realized and Unrealized Gain
  (Loss) on Investments                      (0.39)            0.26         0.88           (0.74)          (0.83)          (0.97)
                                    --------------        ---------    ---------       ---------       ---------       ---------
Total from Investment Operations             (0.12)            0.80         1.46           (0.12)          (0.09)          (0.13)
                                    --------------        ---------    ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                     (0.27)           (0.57)       (0.60)          (0.65)          (0.79)          (0.90)
                                    --------------        ---------    ---------       ---------       ---------       ---------
Net Asset Value per Share, End of
  Period                            $         6.87        $    7.26    $    7.03       $    6.17       $    6.94       $    7.82
                                    ==============        =========    =========       =========       =========       =========
Total Return                                 (1.77)%(3)       11.77%       24.53%          (2.23)%         (1.39)%         (1.77)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                        $      172,477        $ 259,228    $ 285,435       $ 277,422       $ 246,623       $ 195,986
Ratio of Expenses to Average Net
  Assets                                      0.88%(1)         0.90%        0.89%           0.88%           0.91%           0.91%
Ratio of Net Investment Income to
  Average Net Assets                          7.53%(1)         7.56%        8.67%           9.02%           9.93%           9.80%
Portfolio Turnover Rate                      37.70%(3)        99.77%      146.65%          55.18%          78.35%          64.29%

(1)  ANNUALIZED.
(2) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.99% TO 9.02%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2005        --------------------------------------------------------------
                                               (UNAUDITED)            2004         2003       2002 (3)       2001         2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                      $         7.30        $   7.09     $   6.21     $   7.01     $   7.90     $   8.91
                                              --------------        --------     --------     --------     --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (5)                               0.21            0.55         0.56         0.57         0.72         0.78
Net Realized and Unrealized Gain (Loss)
  on Investments                                       (0.35)           0.23         0.89        (0.72)       (0.82)       (0.93)
                                              --------------        --------     --------     --------     --------     --------
Total from Investment Operations                       (0.14)           0.78         1.45        (0.15)       (0.10)       (0.15)
                                              --------------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income               (0.26)          (0.57)       (0.57)       (0.65)       (0.79)       (0.86)
                                              --------------        --------     --------     --------     --------     --------
Net Asset Value per Share, End of Period      $         6.90        $   7.30     $   7.09     $   6.21     $   7.01     $   7.90
                                              ==============        ========     ========     ========     ========     ========
Total Return                                           (2.06)%(4)      11.42%       24.08%       (2.66)%      (1.51)%      (1.86)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)      $       20,310        $ 53,551     $ 70,305     $ 27,502     $  8,546     $    316
Ratio of Expenses to Average Net
  Assets (2)                                            1.28%(1)        1.30%        1.30%        1.30%        1.30%        1.27%
Ratio of Net Investment Income to
  Average Net Assets                                    5.91%(1)        7.56%        8.15%        8.32%        9.88%        8.91%
Portfolio Turnover Rate                                37.70%(4)       99.77%      146.65%       55.18%       78.35%       64.29%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.32% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 1.32%, 1.33%, 1.57%, 3.37% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002,
     2001 AND 2000, RESPECTIVELY.
(3) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.29% TO 8.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SHORT TERM BOND FUND

Financial Highlights -- I Class

                                               SIX MONTHS
                                                 ENDED                             YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2005        ------------------------------------------------------
                                               (UNAUDITED)           2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                     $         9.53        $   9.50   $   9.69   $   9.83   $   9.60   $   9.59
                                             --------------        --------   --------   --------   --------   --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (4)                              0.11            0.19       0.19       0.35       0.59       0.60
Net Realized and Unrealized Gain (Loss)
  on Investments                                      (0.07)           0.02      (0.07)     (0.10)      0.18      (0.02)
                                             --------------        --------   --------   --------   --------   --------
Total from Investment Operations                       0.04            0.21       0.12       0.25       0.77       0.58
                                             --------------        --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income              (0.11)          (0.18)     (0.31)     (0.39)     (0.54)     (0.57)
                                             --------------        --------   --------   --------   --------   --------
Net Asset Value per Share, End of Period     $         9.46        $   9.53   $   9.50   $   9.69   $   9.83   $   9.60
                                             ==============        ========   ========   ========   ========   ========
Total Return                                           0.46%(3)        2.26%      1.27%      2.64%      8.16%      6.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)     $       14,832        $ 17,509   $ 18,918   $ 20,205   $ 54,351   $ 60,925
Ratio of Expenses to Average Net
  Assets (2)                                           1.00%(1)        0.95%      1.00%      1.00%      0.64%      0.62%
Ratio of Net Investment Income to Average
  Net Assets                                           2.41%(1)        1.98%      1.93%      3.56%      6.01%      6.26%
Portfolio Turnover Rate                                8.43%(3)       44.05%     91.01%    107.51%     37.69%     27.97%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND OR WAIVED A PORTION OF THE MANAGEMENT FEE AS DISCUSSED IN NOTE 5, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.19% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 1.10%, 1.20%, 1.17%, 0.79% AND 0.77% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002,
     2001 AND 2000, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN BOND FUND

Financial Highlights -- I Class

                                   SIX MONTHS
                                     ENDED                                    YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2005          -------------------------------------------------------------------
                                   (UNAUDITED)              2004            2003            2002        2001        2000
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period            $         9.64          $    9.57       $    9.95       $    9.81    $   9.07    $   8.96
                                 --------------          ---------       ---------       ---------    --------    --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (4)                  0.25               0.45            0.57            0.76        0.60        0.59
Net Realized and Unrealized
  Gain (Loss) on Investments              (0.11)              0.11           (0.26)           0.13        0.71        0.12
                                 --------------          ---------       ---------       ---------    --------    --------
Total from Investment
  Operations                               0.14               0.56            0.31            0.89        1.31        0.71
                                 --------------          ---------       ---------       ---------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                       (0.22)             (0.49)          (0.69)          (0.75)      (0.57)      (0.60)
                                 --------------          ---------       ---------       ---------    --------    --------
Net Asset Value per Share, End
  of Period                      $         9.56          $    9.64       $    9.57       $    9.95    $   9.81    $   9.07
                                 ==============          =========       =========       =========    ========    ========
Total Return                               1.42%(3)           5.99%           3.14%           9.43%      14.78%       8.32%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                     $      184,308          $ 171,790       $ 144,345       $ 134,474    $ 89,096    $ 71,115
Ratio of Expenses to Average
  Net Assets                               0.44%(1)(2)        0.44%(2)        0.51%(2)        0.70%       0.74%       0.77%
Ratio of Net Investment Income
  to Average Net Assets                    5.24%(1)           4.73%           5.76%           7.78%       6.31%       6.63%
Portfolio Turnover Rate                    9.89%(3)          32.82%          59.84%          25.89%      11.26%       8.44%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND. THE EXPENSE LIMITATION FOR THE I CLASS IS 0.44% OF THE CLASS' DAILY NET ASSETS WHICH CAME INTO EFFECT ON MARCH 1, 2003. PRIOR TO THIS DATE, THE EXPENSE LIMITATION WAS THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.64% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 0.67% AND 0.69% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                               SIX MONTHS
                                                 ENDED                             YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2005       ----------------------------------------------------------
                                               (UNAUDITED)          2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
  of Period                                  $         9.95       $   9.85    $  10.22    $  10.06    $   9.33    $   9.23
                                             --------------       --------    --------    --------    --------    --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (4)                              0.26           0.47        0.55        0.79        0.60        0.58
Net Realized and Unrealized Gain (Loss)
  on Investments                                      (0.12)          0.07       (0.27)       0.12        0.71        0.12
                                             --------------       --------    --------    --------    --------    --------
Total from Investment Operations                       0.14           0.54        0.28        0.91        1.31        0.70
                                             --------------       --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income              (0.20)         (0.44)      (0.65)      (0.75)      (0.58)      (0.60)
                                             --------------       --------    --------    --------    --------    --------
Net Asset Value per Share, End of Period     $         9.89       $   9.95    $   9.85    $  10.22    $  10.06    $   9.33
                                             ==============       ========    ========    ========    ========    ========
Total Return                                           1.38%(3)       5.62%       2.76%       9.40%      14.45%       8.09%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)     $       86,147       $ 72,458    $ 45,644    $ 34,589    $    568    $     49
Ratio of Expenses to Average Net
  Assets (2)                                           0.74%(1)       0.74%       0.82%       1.00%       1.01%       1.02%
Ratio of Net Investment Income to
  Average Net Assets                                   5.29%(1)       4.75%       5.43%       7.76%       6.08%       6.38%
Portfolio Turnover Rate                                9.89%(3)      32.82%      59.84%      25.89%      11.26%       8.44%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND. THE EXPENSE LIMITATION FOR THE N CLASS IS 0.74% OF THE CLASS' DAILY NET ASSETS WHICH CAME INTO EFFECT ON MARCH 1, 2003. PRIOR TO THIS DATE, THE EXPENSE LIMITATION WAS THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.95% FOR THE SIX MONTHS ENDED APRIL 30,2005 AND 1.04%, 1.04%, 1.44%, 13.28% AND 89.63% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002,
     2001 AND 2000, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. FIXED INCOME

TCW GALILEO FUNDS, INC.

Shareholder Expenses (Unaudited)                                  April 30, 2005

     As a shareholder of a TCW Galileo Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Galileo Fund and to compare these costs with the ongoing costs of investing in other funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

     ACTUAL EXPENSES The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                   EXPENSES PAID
                                                  BEGINNING          ENDING                        DURING PERIOD
                                                ACCOUNT VALUE    ACCOUNT VALUE     ANNUALIZED    (NOVEMBER 1, 2004
     TCW GALILEO FUNDS, INC.                   NOVEMBER 1, 2004  APRIL 30, 2005  EXPENSE RATIO   TO APRIL 30, 2005)
     -----------------------                   ----------------  --------------  -------------   ------------------
     TCW GALILEO MONEY MARKET FUND
     I CLASS SHARES
     Actual                                    $       1,000.00  $     1,009.90           0.33%  $            1.64
     Hypothetical (5% return before expenses)          1,000.00        1,023.20           0.33%               1.66

     TCW GALILEO CORE FIXED INCOME FUND
     I CLASS SHARES
     Actual                                    $       1,000.00  $     1,007.90           0.77%  $            3.81
     Hypothetical (5% return before expenses)          1,000.00        1,020.90           0.77%               3.84

     N CLASS SHARES
     Actual                                    $       1,000.00  $     1,006.40           1.10%  $            5.44
     Hypothetical (5% return before expenses)          1,000.00        1,019.20           1.10%               5.48

     TCW GALILEO HIGH YIELD BOND FUND
     I CLASS SHARES
     Actual                                    $       1,000.00  $       982.30           0.88%  $            4.30
     Hypothetical (5% return before expenses)          1,000.00        1,020.30           0.88%               4.38

     N CLASS SHARES
     Actual                                    $       1,000.00  $       979.40           1.28%  $            6.25
     Hypothetical (5% return before expenses)          1,000.00        1,018.30           1.28%               6.37

     TCW GALILEO SHORT TERM BOND FUND
     I CLASS SHARES
     Actual                                    $       1,000.00  $     1,004.60           1.00%  $            4.94
     Hypothetical (5% return before expenses)          1,000.00        1,019.70           1.00%               4.98

     TCW GALILEO TOTAL RETURN BOND FUND
     I CLASS SHARES
     Actual                                    $       1,000.00  $     1,014.20           0.44%  $            2.19
     Hypothetical (5% return before expenses)          1,000.00        1,022.50           0.44%               2.19

     N CLASS SHARES
     Actual                                    $       1,000.00  $     1,013.80           0.74%  $            3.67
     Hypothetical (5% return before expenses)          1,000.00        1,021.00           0.74%               3.69

Proxy Voting Guidelines

     The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

     DISCLOSURE OF PROXY VOTING GUIDELINES

     The proxy voting guidelines of the Advisor are available:

          1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

          2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

          1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

          2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Porfolio Schedule

     The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

          1.   By going to the SEC website at http://www.sec.gov.; or

          2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements

     TCW Galileo Funds, Inc. (the "Company") and TCW Investment Management Company (the "Adviser") are parties to an Investment Management and Advisory Agreement ("Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of each separate investment series (each, a "Fund") of the Company. The Adviser has entered into agreements ("Sub-Advisory Agreements") with Societe Generale Asset Management International Limited to act as a sub-adviser to the Emerging Markets Equities and Select International Growth Equities Funds, and with SG Asset Management (Singapore) Ltd. (collectively with Societe Generale Asset Management International Limited, the "Sub-Advisers") to act as sub-adviser to the Asia Pacific Equities Fund. At a meeting held on April 28, 2005, the Board of Directors of the Company re-approved the Advisory Agreement with respect to each portfolio and the Sub-Advisory Agreements with respect to the Emerging Markets Equities, Select International Growth Equities, and Asia Pacific Equities Funds. The Adviser and the Sub-Advisers provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in approving the Advisory Agreement and the Sub-Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

     APPROVAL OF ADVISORY AGREEMENT

     In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

          - The Board considered the benefits to shareholders of continuing to retain the Adviser as the adviser to the Company, particularly in light of the nature, extent, and quality of services provided by the Adviser. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Company and whether the Adviser has sufficiently qualified personnel. The Board noted the background and experience of the Adviser's senior management, and that the expertise of and amount of attention expected to be given to the Company by the Adviser is substantial. The Board considered the Adviser's ability to attract and retain qualified business professionals. The Board also considered the breadth of the Adviser's compliance program as well as the Adviser's compliance operations with respect to the Company, including measures recently taken by the Adviser to assist the Company in complying with Rule 38a-1 under the Investment Company Act of 1940. In this regard, the Board noted the significant efforts of the Adviser's compliance staff in developing and administering the Company's compliance program. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Company by the Adviser under the Advisory Agreement.

          - The Board considered information about each Fund's historical performance. The Board was provided with a report prepared by an independent third party (the "Report") which provided a comparative analysis of the performance of each Fund to similar funds and relevant market indices, including the recent, medium and long-term performance of each Fund. The Board also reviewed information in the Report regarding the performance and expense levels of the Funds as compared to other funds in each Fund's peer group, and considered the rankings given the Funds in the Report. In considering the Funds' performance, the Board noted that the small asset size of the Short Term Bond Fund lead to that Fund having an increased expense ratio, which may have negatively impacted the performance of the Fund.

          - The Board considered information in the Report and in materials prepared by the Adviser regarding the advisory fees charged under other investment advisory contracts with the Adviser and other investment advisers for other registered investment companies or other types of clients. Based on their evaluation of this information, the Board concluded that when compared with the management fees and total expenses charged by funds in their peer groups, the contractual management fees and expenses of each of the Funds are reasonable.

          - The Board considered the cost of services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Company, including the overall financial soundness of the Adviser. The Board reviewed profitability information provided by the Adviser. The Board considered that the Adviser agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund's I and N Classes to the extent necessary to limit the operating expenses of these Classes to an amount not to exceed the trailing monthly expense ratio for comparable funds as calculated by Lipper, Inc. The Board also considered that the Adviser agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund's K Class to the extent necessary to limit the operating expenses of that Class in an amount not to exceed the trailing monthly expense ratio for comparable funds as calculated by Lipper, Inc. plus 25 basis points. The Board concluded that the compensation payable under the Advisory Agreement with respect to each Fund is fair and bears a reasonable relationship to the services rendered.

          - The Board considered the potential of the Adviser to experience economies of scale as the Funds grow in size. The Board further noted that the Adviser has agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund to the extent necessary to limit the Fund's operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper, Inc.

          - The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the Adviser's relationship with the Company, including soft dollar arrangements. The Board noted that, in addition to the fees the Adviser received under the Advisory Agreement, the Adviser could receive additional benefits from the Funds in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Adviser from its relationship with the Funds included benefits which were consistent with those generally derived by sub-advisers to mutual funds.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017


GALsarFI0405

ITEM 2.   CODE OF ETHICS. Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. No material changes have been made to Registrant's procedures by which shareholders may recommend nominees to registrant's Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

          (a) Not applicable

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       TCW Galileo Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                   -------------------------------
                                   Alvin R. Albe, Jr.
                                   Chief Executive Officer

Date                               July 7, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                   -------------------------------
                                   Alvin R. Albe, Jr.
                                   Chief Executive Officer

Date                               July 7, 2005

By (Signature and Title)
                                            /s/ David S. DeVito
                                   ----------------------------
                                   David S. DeVito
                                   Chief Financial Officer

Date                               July 7, 2005